UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07736

Janus Aspen Series
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Stephanie Grauerholz, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 3/31/16

Item 1. Schedule of Investments.
--------------------------------------------------------------------------------

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

March 31, 2016

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 2.5%
AmeriCredit Automobile Receivables 2016-1, 3.5900%, 2/8/22	$1,467,000	$1,471,484
AmeriCredit Automobile Receivables Trust 2012-4, 3.8200%, 2/10/20 (144A)	665,000	672,523
AmeriCredit Automobile Receivables Trust 2013-4, 3.3100%, 10/8/19	523,000	533,128
AmeriCredit Automobile Receivables Trust 2015-2, 3.0000%, 6/8/21	990,000	980,776
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	5,890,000	5,866,829
Aventura Mall Trust 2013-AVM, 3.7427%, 12/5/32 (144A)‡	1,252,000	1,231,583
BAMLL Commercial Mortgage Securities Trust 2015-200P,
3.5958%, 4/14/33 (144A)‡	1,192,000	994,719
Banc of America Commercial Mortgage Trust 2006-6, 5.4210%, 10/10/45	1,187,057	1,183,862
Banc of America Commercial Mortgage Trust 2007-3, 5.5434%, 6/10/49‡	782,325	776,449
Boca Hotel Portfolio Trust 2013-BOCA, 3.4862%, 8/15/26 (144A)‡	851,000	848,060
CGBAM Commercial Mortgage Trust 2014-HD, 3.4362%, 2/15/31 (144A)‡	425,000	399,817
CKE Restaurant Holdings, Inc., 4.4740%, 3/20/43 (144A)	2,748,490	2,745,091
COMM 2007-C9 Mortgage Trust, 5.6500%, 12/10/49‡	927,000	927,886
Commercial Mortgage Trust 2007-GG11, 5.8670%, 12/10/49‡	634,573	652,484
Core Industrial Trust 2015-TEXW, 3.8487%, 2/10/34 (144A)‡	1,268,000	1,241,598
DB Master Finance LLC 2015-1, 3.2620%, 2/20/45 (144A)	961,290	946,438
Domino's Pizza Master Issuer LLC, 5.2160%, 1/25/42 (144A)	1,210,368	1,238,634
Domino's Pizza Master Issuer LLC, 3.4840%, 10/25/45 (144A)	2,634,398	2,534,269
Freddie Mac Structured Agency Credit Risk Debt Notes, 2.8330%, 10/25/24‡	366,155	369,459
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.0830%, 10/25/24‡	495,000	500,051
Freddie Mac Structured Agency Credit Risk Debt Notes, 2.6330%, 3/25/25‡	1,641,000	1,646,403
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20 (144A)§	1,154,483	1,059,139
GAHR Commercial Mortgage Trust 2015-NRF, 3.3822%, 12/15/19 (144A)‡	625,000	591,588
GS Mortgage Securities Corp. II, 3.4352%, 12/10/27 (144A)‡	1,519,000	1,449,642
GS Mortgage Securities Corp. Trust 2013-NYC5, 3.6490%, 1/10/30 (144A)‡	622,000	616,171
Hilton USA Trust 2013-HLT, 5.2216%, 11/5/30 (144A)‡	868,000	873,107
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO,
2.2362%, 1/15/32 (144A)‡	850,000	829,461
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO,
4.3862%, 1/15/32 (144A)‡	733,000	702,185
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
3.1862%, 7/15/36 (144A)‡	386,000	382,478
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
4.9362%, 7/15/36 (144A)‡	1,375,000	1,338,515
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES,
3.6210%, 9/5/32 (144A)‡	912,000	857,702
LB-UBS Commercial Mortgage Trust 2007-C1, 5.4840%, 2/15/40	907,785	905,930
LB-UBS Commercial Mortgage Trust 2007-C2, 5.4930%, 2/15/40‡	555,350	564,073
LB-UBS Commercial Mortgage Trust 2007-C7, 6.2387%, 9/15/45‡	797,101	778,583
Santander Drive Auto Receivables Trust 2012-6, 2.5200%, 9/17/18	608,000	612,025
Santander Drive Auto Receivables Trust 2013-4, 4.6700%, 1/15/20 (144A)	1,837,000	1,842,160
Santander Drive Auto Receivables Trust 2013-A, 4.7100%, 1/15/21 (144A)	979,000	999,652
Santander Drive Auto Receivables Trust 2015-1, 3.2400%, 4/15/21	1,039,000	1,046,979
Santander Drive Auto Receivables Trust 2015-4, 3.5300%, 8/16/21	1,779,000	1,783,152
Starwood Retail Property Trust 2014-STAR, 2.9362%, 11/15/27 (144A)‡	589,000	572,125
Starwood Retail Property Trust 2014-STAR, 3.6862%, 11/15/27 (144A)‡	1,624,000	1,528,053
Starwood Retail Property Trust 2014-STAR, 4.5862%, 11/15/27 (144A)‡	861,000	803,108
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, 5.3830%, 12/15/43	1,586,086	1,614,651
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, 5.6600%, 4/15/47‡	2,188,323	2,166,382
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 5.9457%, 2/15/51‡	1,390,357	1,369,634
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 5.9451%, 5/15/46‡	615,799	611,577
Wells Fargo Commercial Mortgage Trust 2014-TISH, 3.1862%, 1/15/27 (144A)‡	502,000	477,813
Wells Fargo Commercial Mortgage Trust 2014-TISH, 2.6862%, 2/15/27 (144A)‡	694,000	661,865
Wells Fargo Commercial Mortgage Trust 2014-TISH, 3.6862%, 2/15/27 (144A)‡	251,000	245,142
Wendy's Funding LLC 2015-1, 3.3710%, 6/15/45 (144A)	2,912,365	2,858,952
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $59,128,877)		57,903,387
Bank Loans and Mezzanine Loans – 0.3%
Communications – 0.1%
CCO Safari III LLC, 3.5000%, 1/24/23‡	1,890,000	1,890,529
Tribune Media Co., 3.7500%, 12/27/20‡	815,469	811,734
		2,702,263
Consumer Non-Cyclical – 0.1%
IMS Health, Inc., 3.5000%, 3/17/21‡	1,306,340	1,302,264
Technology – 0.1%
Avago Technologies Cayman Finance, Ltd., 4.2500%, 2/1/23‡	2,295,000	2,282,217
Total Bank Loans and Mezzanine Loans (cost $6,274,499)		6,286,744
Corporate Bonds – 14.1%
Asset-Backed Securities – 0.1%
American Tower Trust I, 1.5510%, 3/15/18 (144A)	1,845,000	1,843,638

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – 1.9%
Ally Financial, Inc., 8.0000%, 12/31/18	$373,000	$402,840
American Express Co., 6.8000%, 9/1/66‡	2,133,000	2,138,333
Bank of America Corp., 5.7500%, 8/15/16	645,000	655,732
Bank of America Corp., 4.4500%, 3/3/26	2,200,000	2,266,416
Bank of America Corp., 8.0000%µ	1,202,000	1,176,458
Bank of America Corp., 6.3000%µ	1,265,000	1,302,950
Citizens Financial Group, Inc., 4.3000%, 12/3/25	2,278,000	2,354,791
Discover Financial Services, 3.9500%, 11/6/24	742,000	734,791
Discover Financial Services, 3.7500%, 3/4/25	1,582,000	1,539,821
Goldman Sachs Capital I, 6.3450%, 2/15/34	3,473,000	4,053,616
Goldman Sachs Group, Inc., 5.6250%, 1/15/17†	732,000	755,177
Goldman Sachs Group, Inc., 3.7500%, 2/25/26	2,213,000	2,269,595
JPMorgan Chase & Co., 4.2500%, 10/1/27	2,192,000	2,279,965
Morgan Stanley, 2.4500%, 2/1/19	2,295,000	2,328,945
Morgan Stanley, 4.8750%, 11/1/22	758,000	821,251
Morgan Stanley, 3.9500%, 4/23/27	1,623,000	1,624,716
Morgan Stanley, 5.5500%µ	1,997,000	1,968,543
Royal Bank of Scotland Group PLC, 6.1000%, 6/10/23	2,403,000	2,461,263
Royal Bank of Scotland Group PLC, 6.0000%, 12/19/23	1,394,000	1,411,843
Royal Bank of Scotland Group PLC, 5.1250%, 5/28/24	690,000	663,359
Santander UK PLC, 5.0000%, 11/7/23 (144A)	4,953,000	5,026,829
SVB Financial Group, 5.3750%, 9/15/20	1,972,000	2,191,227
Synchrony Financial, 3.0000%, 8/15/19	2,276,000	2,312,084
Wells Fargo & Co., 5.8750%µ	657,000	701,545
Zions Bancorporation, 5.8000%µ	496,000	471,200
		43,913,290
Basic Industry – 0.6%
Albemarle Corp., 4.1500%, 12/1/24	1,557,000	1,541,425
Albemarle Corp., 5.4500%, 12/1/44	1,785,000	1,709,304
Alcoa, Inc., 5.1250%, 10/1/24	2,330,000	2,209,865
Ashland, Inc., 3.8750%, 4/15/18	1,054,000	1,089,573
Ashland, Inc., 6.8750%, 5/15/43	1,353,000	1,288,733
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	3,271,000	3,336,983
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	1,656,000	1,713,145
Reliance Steel & Aluminum Co., 4.5000%, 4/15/23	1,656,000	1,596,377
		14,485,405
Brokerage – 1.6%
Ameriprise Financial, Inc., 7.5180%, 6/1/66‡	3,644,000	3,543,790
Carlyle Holdings Finance LLC, 3.8750%, 2/1/23 (144A)	845,000	872,476
Charles Schwab Corp., 3.0000%, 3/10/25	1,347,000	1,365,290
Charles Schwab Corp., 7.0000%µ	1,832,000	2,088,480
E*TRADE Financial Corp., 5.3750%, 11/15/22	2,179,000	2,301,569
E*TRADE Financial Corp., 4.6250%, 9/15/23	2,933,000	2,925,668
Intercontinental Exchange, Inc., 3.7500%, 12/1/25	1,831,000	1,869,142
Lazard Group LLC, 6.8500%, 6/15/17	95,000	100,112
Lazard Group LLC, 4.2500%, 11/14/20	2,197,000	2,294,296
Lazard Group LLC, 3.7500%, 2/13/25	488,000	450,432
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.,
5.8750%, 3/15/22 (144A)	2,158,000	2,244,320
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.,
4.8750%, 4/15/45 (144A)	2,318,000	1,963,174
Raymond James Financial, Inc., 4.2500%, 4/15/16	2,588,000	2,590,435
Raymond James Financial, Inc., 5.6250%, 4/1/24	4,997,000	5,535,832
Stifel Financial Corp., 4.2500%, 7/18/24	1,532,000	1,516,398
TD Ameritrade Holding Corp., 2.9500%, 4/1/22	1,867,000	1,905,593
TD Ameritrade Holding Corp., 3.6250%, 4/1/25	3,469,000	3,631,686
		37,198,693
Capital Goods – 0.8%
Ball Corp., 4.3750%, 12/15/20	1,117,000	1,162,378
CNH Industrial Capital LLC, 3.6250%, 4/15/18	1,201,000	1,201,000
FLIR Systems, Inc., 3.7500%, 9/1/16	1,928,000	1,945,421
General Electric Co., 5.0000%µ	2,092,000	2,154,760
Hanson, Ltd., 6.1250%, 8/15/16	1,758,000	1,787,359
Harris Corp., 4.2500%, 10/1/16	1,549,000	1,570,884
Martin Marietta Materials, Inc., 4.2500%, 7/2/24	1,085,000	1,093,573
Masco Corp., 3.5000%, 4/1/21	537,000	541,028
Owens Corning, 4.2000%, 12/1/24	793,000	791,975
Vulcan Materials Co., 7.0000%, 6/15/18	1,301,000	1,427,848
Vulcan Materials Co., 7.5000%, 6/15/21	735,000	870,975
Vulcan Materials Co., 4.5000%, 4/1/25	3,394,000	3,487,335
		18,034,536
Communications – 0.5%
American Tower Corp., 3.3000%, 2/15/21	2,067,000	2,102,391
American Tower Corp., 4.4000%, 2/15/26	1,134,000	1,199,131

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
CCO Safari II LLC, 4.4640%, 7/23/22 (144A)	$1,918,000	$2,004,824
CCO Safari II LLC, 4.9080%, 7/23/25 (144A)	3,253,000	3,431,316
SBA Tower Trust, 2.9330%, 12/15/17 (144A)	1,051,000	1,046,324
UBM PLC, 5.7500%, 11/3/20 (144A)	2,064,000	2,235,651
		12,019,637
Consumer Cyclical – 1.2%
1011778 BC ULC / New Red Finance, Inc., 4.6250%, 1/15/22 (144A)	2,279,000	2,318,883
Brinker International, Inc., 3.8750%, 5/15/23	2,648,000	2,600,233
CVS Health Corp., 2.8000%, 7/20/20	3,403,000	3,531,814
CVS Health Corp., 4.7500%, 12/1/22 (144A)	840,000	942,595
CVS Health Corp., 5.0000%, 12/1/24 (144A)	1,110,000	1,272,542
DR Horton, Inc., 4.7500%, 5/15/17	674,000	689,165
DR Horton, Inc., 3.7500%, 3/1/19	1,497,000	1,526,940
Ford Motor Credit Co. LLC, 3.9840%, 6/15/16	3,039,000	3,058,264
General Motors Co., 3.5000%, 10/2/18	1,415,000	1,448,446
General Motors Co., 4.8750%, 10/2/23	3,093,000	3,241,124
General Motors Financial Co., Inc., 3.1000%, 1/15/19	1,769,000	1,790,155
MDC Holdings, Inc., 5.5000%, 1/15/24	1,699,000	1,626,793
Schaeffler Finance BV, 4.2500%, 5/15/21 (144A)	668,000	679,690
Toll Brothers Finance Corp., 4.0000%, 12/31/18	594,000	614,790
Toll Brothers Finance Corp., 5.8750%, 2/15/22	541,000	577,518
Toll Brothers Finance Corp., 4.3750%, 4/15/23	310,000	303,025
ZF North America Capital, Inc., 4.0000%, 4/29/20 (144A)	858,000	867,653
ZF North America Capital, Inc., 4.5000%, 4/29/22 (144A)	454,000	463,080
ZF North America Capital, Inc., 4.7500%, 4/29/25 (144A)	872,000	867,640
		28,420,350
Consumer Non-Cyclical – 1.8%
Actavis Funding SCS, 3.0000%, 3/12/20	2,831,000	2,910,857
Actavis Funding SCS, 4.5500%, 3/15/35	1,544,000	1,590,799
Anheuser-Busch InBev Finance, Inc., 2.6500%, 2/1/21	1,275,000	1,310,173
Anheuser-Busch InBev Finance, Inc., 3.3000%, 2/1/23	3,389,000	3,523,282
Anheuser-Busch InBev Finance, Inc., 3.6500%, 2/1/26	2,152,000	2,263,071
Becton Dickinson and Co., 1.8000%, 12/15/17	1,872,000	1,879,870
Express Scripts Holding Co., 4.5000%, 2/25/26	742,000	768,242
Fresenius Medical Care US Finance II, Inc., 5.8750%, 1/31/22 (144A)	1,754,000	1,926,769
HCA, Inc., 3.7500%, 3/15/19	1,094,000	1,120,694
HCA, Inc., 5.2500%, 6/15/26	2,213,000	2,268,325
Kraft Heinz Foods Co., 2.8000%, 7/2/20 (144A)	1,340,000	1,376,369
Kraft Heinz Foods Co., 3.5000%, 7/15/22 (144A)	1,144,000	1,200,610
Life Technologies Corp., 6.0000%, 3/1/20	1,318,000	1,476,889
Newell Rubbermaid, Inc., 3.1500%, 4/1/21	590,000	606,059
Newell Rubbermaid, Inc., 3.8500%, 4/1/23	559,000	579,745
Newell Rubbermaid, Inc., 4.2000%, 4/1/26	4,508,000	4,715,566
Newell Rubbermaid, Inc., 5.5000%, 4/1/46	702,000	762,650
Smithfield Foods, Inc., 5.2500%, 8/1/18 (144A)	299,000	303,485
Sysco Corp., 2.5000%, 7/15/21	451,000	456,239
Sysco Corp., 3.3000%, 7/15/26	1,133,000	1,149,208
Thermo Fisher Scientific, Inc., 3.3000%, 2/15/22	1,019,000	1,038,734
Tyson Foods, Inc., 6.6000%, 4/1/16	1,413,000	1,413,000
Wm Wrigley Jr Co., 2.4000%, 10/21/18 (144A)	3,184,000	3,215,795
Wm Wrigley Jr Co., 3.3750%, 10/21/20 (144A)	1,036,000	1,078,836
Zimmer Biomet Holdings, Inc., 3.1500%, 4/1/22	1,331,000	1,350,744
		40,286,011
Electric – 0.2%
IPALCO Enterprises, Inc., 5.0000%, 5/1/18	964,000	1,012,200
PPL WEM, Ltd. / Western Power Distribution, Ltd., 3.9000%, 5/1/16 (144A)	1,288,000	1,290,163
PPL WEM, Ltd. / Western Power Distribution, Ltd., 5.3750%, 5/1/21 (144A)	1,777,000	1,970,716
		4,273,079
Energy – 1.3%
Anadarko Petroleum Corp., 6.3750%, 9/15/17	533,000	558,571
Anadarko Petroleum Corp., 4.8500%, 3/15/21	296,000	299,140
Anadarko Petroleum Corp., 5.5500%, 3/15/26	1,081,000	1,090,517
Anadarko Petroleum Corp., 6.6000%, 3/15/46	1,080,000	1,102,589
Canadian Natural Resources, Ltd., 5.7000%, 5/15/17	336,000	346,357
Canadian Natural Resources, Ltd., 5.9000%, 2/1/18	714,000	740,751
Cimarex Energy Co., 5.8750%, 5/1/22	1,460,000	1,508,165
Cimarex Energy Co., 4.3750%, 6/1/24	493,000	485,425
ConocoPhillips Co., 4.2000%, 3/15/21	1,371,000	1,431,756
ConocoPhillips Co., 4.9500%, 3/15/26	2,743,000	2,863,533
ConocoPhillips Co., 5.9500%, 3/15/46	346,000	372,214
Devon Energy Corp., 2.2500%, 12/15/18	1,655,000	1,544,593
Energy Transfer Partners LP, 4.1500%, 10/1/20	1,008,000	968,483
Helmerich & Payne International Drilling Co., 4.6500%, 3/15/25	2,952,000	2,970,896
Hess Corp., 8.1250%, 2/15/19	542,000	595,493

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	$924,000	$942,752
Kinder Morgan Energy Partners LP, 4.3000%, 5/1/24	1,013,000	962,695
Kinder Morgan, Inc., 6.5000%, 9/15/20	96,000	103,024
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	1,365,000	1,423,447
NGL Energy Partners LP / NGL Energy Finance Corp., 5.1250%, 7/15/19	574,000	347,270
Oceaneering International, Inc., 4.6500%, 11/15/24	2,146,000	1,848,133
Phillips 66 Partners LP, 3.6050%, 2/15/25	609,000	553,401
Spectra Energy Partners LP, 4.7500%, 3/15/24	2,375,000	2,558,504
Western Gas Partners LP, 5.3750%, 6/1/21	3,288,000	3,181,564
		28,799,273
Finance Companies – 0.4%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust,
4.6250%, 10/30/20	1,162,000	1,191,050
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust,
4.6250%, 7/1/22	334,000	340,680
CIT Group, Inc., 4.2500%, 8/15/17	4,063,000	4,134,549
CIT Group, Inc., 5.5000%, 2/15/19 (144A)	1,195,000	1,236,228
International Lease Finance Corp., 6.7500%, 9/1/16 (144A)	1,840,000	1,867,600
International Lease Finance Corp., 8.7500%, 3/15/17	734,000	773,196
		9,543,303
Financial – 0.4%
Jones Lang LaSalle, Inc., 4.4000%, 11/15/22	2,193,000	2,253,068
Kennedy-Wilson, Inc., 5.8750%, 4/1/24	2,795,000	2,732,113
LeasePlan Corp. NV, 2.5000%, 5/16/18 (144A)	3,885,000	3,851,127
		8,836,308
Industrial – 0.1%
Cintas Corp. No 2, 2.8500%, 6/1/16	887,000	890,159
Cintas Corp. No 2, 4.3000%, 6/1/21	933,000	1,015,566
		1,905,725
Insurance – 0.5%
Berkshire Hathaway, Inc., 2.7500%, 3/15/23	1,788,000	1,823,485
Berkshire Hathaway, Inc., 3.1250%, 3/15/26	1,445,000	1,481,625
CNO Financial Group, Inc., 4.5000%, 5/30/20	520,000	530,400
CNO Financial Group, Inc., 5.2500%, 5/30/25	1,646,000	1,683,035
Primerica, Inc., 4.7500%, 7/15/22	3,298,000	3,560,936
Voya Financial, Inc., 5.6500%, 5/15/53‡	1,347,000	1,252,710
		10,332,191
Real Estate Investment Trusts (REITs) – 0.6%
Alexandria Real Estate Equities, Inc., 2.7500%, 1/15/20	1,606,000	1,603,056
Alexandria Real Estate Equities, Inc., 4.6000%, 4/1/22	2,701,000	2,911,041
Alexandria Real Estate Equities, Inc., 4.5000%, 7/30/29	1,469,000	1,477,899
Post Apartment Homes LP, 4.7500%, 10/15/17	1,262,000	1,305,102
Senior Housing Properties Trust, 6.7500%, 4/15/20	618,000	680,396
Senior Housing Properties Trust, 6.7500%, 12/15/21	682,000	752,277
SL Green Realty Corp., 5.0000%, 8/15/18	1,465,000	1,538,646
SL Green Realty Corp., 7.7500%, 3/15/20	2,893,000	3,387,136
		13,655,553
Technology – 1.8%
Autodesk, Inc., 3.6000%, 12/15/22	449,000	447,171
Cadence Design Systems, Inc., 4.3750%, 10/15/24	3,444,000	3,489,602
Fidelity National Information Services, Inc., 3.6250%, 10/15/20	1,002,000	1,035,592
Fidelity National Information Services, Inc., 5.0000%, 3/15/22	453,000	471,215
Fidelity National Information Services, Inc., 4.5000%, 10/15/22	1,330,000	1,418,320
Fidelity National Information Services, Inc., 5.0000%, 10/15/25	3,424,000	3,697,465
Seagate HDD Cayman, 4.7500%, 1/1/25	5,167,000	4,035,722
Seagate HDD Cayman, 4.8750%, 6/1/27 (144A)	1,638,000	1,233,165
Seagate HDD Cayman, 5.7500%, 12/1/34	1,041,000	739,490
Total System Services, Inc., 3.8000%, 4/1/21	1,098,000	1,129,187
Total System Services, Inc., 4.8000%, 4/1/26	3,063,000	3,160,538
Trimble Navigation, Ltd., 4.7500%, 12/1/24	3,800,000	3,874,799
TSMC Global, Ltd., 1.6250%, 4/3/18 (144A)	5,235,000	5,205,161
Verisk Analytics, Inc., 4.8750%, 1/15/19	1,249,000	1,317,159
Verisk Analytics, Inc., 5.8000%, 5/1/21	4,626,000	5,182,406
Verisk Analytics, Inc., 4.1250%, 9/12/22	1,209,000	1,253,582
Verisk Analytics, Inc., 4.0000%, 6/15/25	1,997,000	2,011,768
Verisk Analytics, Inc., 5.5000%, 6/15/45	2,113,000	2,064,931
		41,767,273
Transportation – 0.3%
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.3750%, 3/15/18 (144A)	2,046,000	2,088,297
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.5000%, 6/15/19 (144A)	1,341,000	1,333,304
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.8750%, 7/11/22 (144A)†	204,000	217,826
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.2500%, 1/17/23 (144A)	1,136,000	1,151,111

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Transportation – (continued)
Southwest Airlines Co., 5.1250%, 3/1/17	$1,326,000	$1,370,613
		6,161,151
Total Corporate Bonds (cost $318,381,379)		321,475,416
Mortgage-Backed Securities – 9.2%
Fannie Mae Pool:
5.5000%, 1/1/25	234,507	252,977
4.0000%, 6/1/29	403,688	433,262
4.0000%, 7/1/29	887,015	950,140
4.0000%, 9/1/29	790,898	844,659
5.0000%, 9/1/29	626,379	692,326
3.5000%, 10/1/29	110,669	116,984
5.0000%, 1/1/30	260,197	287,591
5.5000%, 1/1/33	152,991	173,129
4.0000%, 4/1/34	891,658	969,557
6.0000%, 10/1/35	713,209	819,143
6.0000%, 12/1/35	815,502	937,709
6.0000%, 2/1/37	133,996	155,848
6.0000%, 9/1/37	554,318	611,675
6.0000%, 10/1/38	588,971	672,867
7.0000%, 2/1/39	202,911	235,272
5.5000%, 12/1/39	1,140,754	1,286,574
5.5000%, 3/1/40	908,730	1,042,982
5.5000%, 4/1/40	2,510,576	2,831,622
4.5000%, 10/1/40	223,719	243,316
5.0000%, 10/1/40	378,799	425,494
5.5000%, 2/1/41	497,882	571,266
5.0000%, 5/1/41	1,085,668	1,204,406
5.5000%, 5/1/41	776,885	874,872
5.5000%, 6/1/41	1,274,947	1,434,933
5.5000%, 6/1/41	1,094,948	1,251,103
5.5000%, 7/1/41	134,988	152,263
4.5000%, 8/1/41	827,529	902,484
5.5000%, 12/1/41	1,165,097	1,312,051
4.5000%, 1/1/42	243,420	265,552
5.5000%, 2/1/42	4,873,982	5,496,324
4.0000%, 6/1/42	1,484,144	1,596,561
4.5000%, 6/1/42	327,573	361,694
3.5000%, 7/1/42	980,770	1,038,844
4.0000%, 7/1/42	293,453	315,670
4.0000%, 8/1/42	687,072	739,264
4.0000%, 9/1/42	1,346,600	1,448,758
4.0000%, 9/1/42	890,093	957,699
4.0000%, 11/1/42	1,032,287	1,110,715
4.0000%, 12/1/42	790,818	862,361
3.5000%, 1/1/43	1,822,868	1,915,267
3.5000%, 2/1/43	3,954,038	4,154,009
3.5000%, 2/1/43	3,669,139	3,855,340
4.5000%, 2/1/43	4,093,556	4,470,752
4.5000%, 3/1/43	1,447,219	1,598,618
4.0000%, 5/1/43	2,260,715	2,432,631
4.0000%, 7/1/43	3,233,547	3,479,686
4.0000%, 8/1/43	2,598,328	2,795,893
4.0000%, 9/1/43	652,846	702,945
3.5000%, 1/1/44	3,113,869	3,315,921
3.5000%, 1/1/44	1,395,769	1,485,257
4.0000%, 2/1/44	1,692,238	1,821,323
3.5000%, 4/1/44	1,622,051	1,721,294
3.5000%, 5/1/44	4,717,071	5,019,492
4.5000%, 5/1/44	6,141,109	6,816,355
5.5000%, 5/1/44	1,043,919	1,175,968
4.0000%, 6/1/44	2,141,623	2,304,792
4.0000%, 7/1/44	4,152,088	4,517,776
5.0000%, 7/1/44	2,449,301	2,766,163
4.0000%, 8/1/44	2,624,812	2,856,000
4.0000%, 8/1/44	997,528	1,085,384
4.5000%, 8/1/44	2,709,485	3,006,304
4.5000%, 10/1/44	2,066,109	2,303,835
4.5000%, 10/1/44	1,181,895	1,314,275
3.5000%, 2/1/45	3,225,925	3,389,415
4.5000%, 3/1/45	2,135,487	2,375,570
4.5000%, 5/1/45	1,700,861	1,897,305
4.5000%, 6/1/45	1,042,431	1,156,121
4.0000%, 9/1/45	6,088,196	6,605,530
4.5000%, 10/1/45	4,021,571	4,490,009

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 10/1/45	$2,163,441	$2,390,692
3.5000%, 12/1/45	1,008,930	1,069,846
3.5000%, 1/1/46	2,630,297	2,785,768
3.5000%, 1/1/46	2,227,258	2,359,046
4.5000%, 2/1/46	3,112,932	3,489,239
4.5000%, 2/1/46	1,302,567	1,452,862
		136,256,630
Freddie Mac Gold Pool:
5.0000%, 1/1/19	124,184	128,231
5.5000%, 8/1/19	106,212	109,764
5.0000%, 6/1/20	218,220	230,629
5.5000%, 12/1/28	557,868	618,961
3.5000%, 7/1/29	986,717	1,043,331
5.5000%, 10/1/36	468,771	530,189
6.0000%, 4/1/40	2,333,929	2,730,554
4.5000%, 1/1/41	612,127	669,259
5.5000%, 5/1/41	1,023,413	1,137,619
5.5000%, 8/1/41	2,244,818	2,586,176
5.5000%, 8/1/41	1,547,549	1,768,018
5.5000%, 9/1/41	359,880	399,597
5.0000%, 3/1/42	1,110,453	1,246,501
3.5000%, 2/1/44	1,262,987	1,327,744
4.5000%, 5/1/44	1,276,485	1,408,342
4.0000%, 8/1/44	844,672	917,295
4.5000%, 9/1/44	3,973,642	4,425,938
4.5000%, 6/1/45	1,735,533	1,933,829
4.5000%, 2/1/46	1,102,365	1,229,571
		24,441,548
Ginnie Mae I Pool:
5.1000%, 1/15/32	894,817	1,020,559
7.5000%, 8/15/33	968,315	1,154,572
4.9000%, 10/15/34	978,719	1,086,315
5.5000%, 9/15/35	111,375	128,919
5.5000%, 3/15/36	488,602	555,841
5.5000%, 2/15/39	717,848	822,667
5.5000%, 8/15/39	2,076,849	2,378,401
5.5000%, 8/15/39	669,854	762,978
5.0000%, 10/15/39	456,045	509,142
5.5000%, 10/15/39	778,317	901,982
5.0000%, 11/15/39	727,247	807,101
5.0000%, 1/15/40	242,463	268,800
5.0000%, 5/15/40	263,858	296,192
5.0000%, 5/15/40	94,423	105,969
5.0000%, 7/15/40	789,432	875,473
5.0000%, 7/15/40	215,957	239,580
5.0000%, 2/15/41	800,898	889,201
5.0000%, 4/15/41	308,349	341,604
4.5000%, 5/15/41	1,474,476	1,635,318
5.0000%, 5/15/41	323,053	362,812
4.5000%, 7/15/41	689,450	753,014
4.5000%, 7/15/41	216,846	238,532
4.5000%, 8/15/41	1,922,286	2,135,971
5.0000%, 9/15/41	199,545	221,723
5.0000%, 11/15/43	1,422,833	1,585,592
4.5000%, 5/15/44	908,033	1,001,802
5.0000%, 6/15/44	1,405,517	1,585,778
5.0000%, 6/15/44	526,501	593,409
5.0000%, 7/15/44	586,188	660,231
4.0000%, 1/15/45	4,583,548	4,931,044
4.0000%, 4/15/45	678,809	737,832
		29,588,354
Ginnie Mae II Pool:
6.0000%, 11/20/34	445,480	520,848
5.5000%, 11/20/37	549,621	609,122
6.0000%, 1/20/39	186,868	211,355
7.0000%, 5/20/39	103,245	125,140
4.5000%, 10/20/41	1,295,440	1,392,411
6.0000%, 10/20/41	74,939	86,043
6.0000%, 12/20/41	215,880	246,940
5.5000%, 1/20/42	480,855	536,838
6.0000%, 1/20/42	236,883	271,706
6.0000%, 2/20/42	188,170	215,066
6.0000%, 3/20/42	168,250	192,963
6.0000%, 4/20/42	640,911	735,377

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool – (continued)
3.5000%, 5/20/42	$469,624	$499,969
5.5000%, 5/20/42	677,067	755,053
6.0000%, 5/20/42	269,449	305,477
5.5000%, 7/20/42	885,639	974,974
6.0000%, 7/20/42	185,906	213,221
6.0000%, 8/20/42	207,813	238,366
6.0000%, 9/20/42	452,858	519,412
6.0000%, 11/20/42	179,723	205,467
6.0000%, 2/20/43	246,083	282,081
3.5000%, 9/20/44	1,305,695	1,390,306
5.0000%, 12/20/44	807,229	905,040
5.0000%, 9/20/45	1,900,651	2,090,615
4.0000%, 10/20/45	1,644,861	1,784,528
4.0000%, 11/20/45	3,877,204	4,216,623
		19,524,941
Total Mortgage-Backed Securities (cost $207,729,635)		209,811,473
U.S. Treasury Notes/Bonds – 13.7%
0.7500%, 2/28/18	29,283,000	29,289,852
1.0000%, 9/15/18	11,886,000	11,942,649
1.3750%, 9/30/18	23,940,000	24,278,536
1.2500%, 10/31/18	9,339,000	9,440,412
1.1250%, 1/15/19	1,019,000	1,026,960
0.7500%, 2/15/19	5,862,000	5,844,596
1.6250%, 7/31/19	8,059,000	8,235,291
1.7500%, 9/30/19	7,337,000	7,527,593
1.5000%, 10/31/19	10,714,000	10,898,570
1.6250%, 12/31/19	11,275,000	11,513,714
1.7500%, 12/31/20	6,086,000	6,235,058
1.3750%, 1/31/21	9,491,000	9,559,221
1.1250%, 2/28/21	27,057,000	26,946,012
2.1250%, 9/30/21	5,986,000	6,231,288
2.1250%, 12/31/21	8,344,000	8,678,085
1.7500%, 5/15/23	2,480,000	2,514,100
2.5000%, 8/15/23	9,140,000	9,740,169
2.7500%, 11/15/23	12,736,000	13,794,680
2.5000%, 5/15/24	6,665,000	7,087,814
2.0000%, 2/15/25	1,156,000	1,180,700
2.0000%, 8/15/25	9,970,000	10,161,613
2.2500%, 11/15/25	34,586,000	35,994,228
1.6250%, 2/15/26	6,835,000	6,735,681
3.7500%, 11/15/43	6,729,000	8,357,627
3.6250%, 2/15/44	1,822,000	2,210,385
3.3750%, 5/15/44	1,586,000	1,838,583
2.5000%, 2/15/45	1,295,000	1,262,726
3.0000%, 5/15/45	1,934,000	2,085,775
2.8750%, 8/15/45	3,384,000	3,559,545
3.0000%, 11/15/45	20,549,000	22,184,084
2.5000%, 2/15/46	7,065,000	6,888,651
Total U.S. Treasury Notes/Bonds (cost $303,833,226)		313,244,198
Common Stocks – 58.9%
Aerospace & Defense – 4.6%
Boeing Co.	401,812	51,006,015
Honeywell International, Inc.	292,319	32,754,344
Northrop Grumman Corp.	107,683	21,310,466
		105,070,825
Automobiles – 1.1%
General Motors Co.	759,719	23,877,968
Beverages – 0.3%
Diageo PLC	255,379	6,899,905
Biotechnology – 5.8%
AbbVie, Inc.	841,153	48,046,659
Amgen, Inc.	439,045	65,826,017
Celgene Corp.*	160,372	16,051,633
Regeneron Pharmaceuticals, Inc.*	6,186	2,229,682
		132,153,991
Capital Markets – 2.4%
Blackstone Group LP	1,340,628	37,604,615
TD Ameritrade Holding Corp.	531,696	16,764,375
		54,368,990
Chemicals – 3.1%
EI du Pont de Nemours & Co.	421,560	26,693,179
LyondellBasell Industries NV - Class A	519,572	44,464,972
		71,158,151

Shares or Principal Amounts		Value
Common Stocks – (continued)
Commercial Banks – 1.6%
JPMorgan Chase & Co.	225,546	$13,356,834
US Bancorp	558,950	22,687,781
		36,044,615
Consumer Finance – 1.7%
American Express Co.†	283,036	17,378,410
Synchrony Financial*	780,461	22,368,012
		39,746,422
Diversified Financial Services – 1.2%
CME Group, Inc.	274,294	26,345,939
Food & Staples Retailing – 0.5%
Costco Wholesale Corp.	73,319	11,553,608
Food Products – 0.8%
Hershey Co.	208,939	19,241,193
Health Care Providers & Services – 1.0%
Aetna, Inc.	208,362	23,409,471
Hotels, Restaurants & Leisure – 2.2%
Norwegian Cruise Line Holdings, Ltd.*	423,912	23,438,094
Six Flags Entertainment Corp.	179,647	9,968,612
Starbucks Corp.	297,920	17,785,824
		51,192,530
Industrial Conglomerates – 1.2%
General Electric Co.	864,835	27,493,105
Information Technology Services – 3.4%
Automatic Data Processing, Inc.	126,713	11,367,423
MasterCard, Inc. - Class A	692,304	65,422,728
		76,790,151
Insurance – 0.7%
Prudential PLC	899,351	16,801,971
Internet & Catalog Retail – 1.8%
Ctrip.com International, Ltd. (ADR)*	167,540	7,415,320
Priceline Group, Inc.*	26,298	33,897,070
		41,312,390
Internet Software & Services – 3.2%
Alphabet, Inc. - Class C	72,811	54,240,554
Yahoo!, Inc.*	516,977	19,029,923
		73,270,477
Leisure Products – 0.6%
Mattel, Inc.	430,956	14,488,741
Media – 1.3%
Comcast Corp. - Class A	224,860	13,734,449
Time Warner, Inc.	204,938	14,868,252
		28,602,701
Multiline Retail – 1.9%
Dollar Tree, Inc.*	529,660	43,675,764
Pharmaceuticals – 5.2%
Allergan PLC*	175,151	46,945,723
Bristol-Myers Squibb Co.	750,671	47,952,863
Eli Lilly & Co.	337,970	24,337,220
		119,235,806
Real Estate Investment Trusts (REITs) – 0.8%
Colony Capital, Inc.- Class A	637,752	10,695,101
Colony Starwood Homesß	62,167	1,384,770
Outfront Media, Inc.	248,173	5,236,450
		17,316,321
Real Estate Management & Development – 1.0%
CBRE Group, Inc. - Class A*	647,556	18,662,564
Colony American Homes Holdings III LP§	639,963	3,364,605
		22,027,169
Software – 4.1%
Adobe Systems, Inc.*	292,903	27,474,301
Microsoft Corp.	1,199,017	66,221,709
		93,696,010
Specialty Retail – 2.0%
Home Depot, Inc.	350,231	46,731,322
Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.	392,617	42,791,327
Textiles, Apparel & Luxury Goods – 2.3%
NIKE, Inc. - Class B	863,830	53,099,630
Tobacco – 1.2%
Altria Group, Inc.	447,167	28,019,484
Total Common Stocks (cost $1,155,692,523)		1,346,415,977

Shares or Principal Amounts		Value
Preferred Stocks – 0.5%
Capital Markets – 0.2%
Morgan Stanley, 6.8750%	75,000	$2,035,500
Morgan Stanley, 7.1250%	74,005	2,105,442
		4,140,942
Commercial Banks – 0.2%
Citigroup Capital XIII, 6.9881%	136,200	3,580,698
Wells Fargo & Co., 6.6250%	60,425	1,772,265
		5,352,963
Consumer Finance – 0.1%
Discover Financial Services, 6.5000%	92,125	2,455,131
Industrial Conglomerates – 0%
General Electric Co., 4.7000%	9,000	235,350
Real Estate Investment Trusts (REITs) – 0%
Morgan Stanley Capital Trust III, 6.2500%	12,000	308,040
Morgan Stanley Capital Trust IV, 6.2500%	3,000	76,740
Morgan Stanley Capital Trust V, 5.7500%	1,000	25,430
Morgan Stanley Capital Trust VIII, 6.4500%	5,000	128,050
		538,260
Total Preferred Stocks (cost $12,000,111)		12,722,646
Investment Companies – 1.1%
Money Markets – 1.1%
Janus Cash Liquidity Fund LLC, 0.3874%ºº,£ (cost $24,182,609)	24,182,609	24,182,609
Total Investments (total cost $2,087,222,859) – 100.3%		2,292,042,450
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(6,364,238)
Net Assets – 100%		$2,285,678,212

Summary of Investments by Country - (Long Positions) (unaudited)

		% of Investment
Country	Value	Securities
United States	$2,215,900,487	96.7%
United Kingdom	38,761,700	1.7
China	7,415,320	0.3
Belgium	7,096,526	0.3
Germany	6,592,191	0.3
Netherlands	5,382,857	0.2
Taiwan	5,205,161	0.2
Canada	3,405,991	0.2
Singapore	2,282,217	0.1

Total	$2,292,042,450	100.0%

Schedule of Foreign Currency Contracts, Open

Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound	4/14/16	1,066,000	$1,530,819	$(9,935)
Credit Suisse International:
British Pound	5/12/16	1,305,000	1,874,181	3,426
HSBC Securities (USA), Inc.:
British Pound	4/28/16	2,780,000	3,992,358	(68,994)
JPMorgan Chase & Co.:
British Pound	4/14/16	348,000	499,742	4,236
British Pound	4/14/16	1,680,000	2,412,548	(13,415)

			2,912,290	(9,179)
RBC Capital Markets Corp.:
British Pound	5/12/16	972,000	1,395,942	2,358
Total			$11,705,590	$(82,324)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2016 is $102,509,191, which represents 4.5% of net assets.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2016, is $8,624,381.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of March 31, 2016.

ß	Security is illiquid.

ºº	Rate shown is the 7-day yield as of March 31, 2016.

µ

This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2016. Unless otherwise indicated, all information in the table is for the period ended March 31, 2016.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/15	Purchases	Sales	at 3/31/16	Gain/(Loss)	Income	at 3/31/16

Janus Cash Liquidity Fund LLC	66,697,739	140,474,659	(182,989,789)	24,182,609	$—	$24,473	$24,182,609

§				Schedule of Restricted and Illiquid Securities (as of March 31, 2016)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes Holdings III LP	1/30/13	$4,425,046	$3,364,605	0.2%
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	1,047,768	1,059,139	0.0
Total		$5,472,814	$4,423,744	0.2%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2016. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2016.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ -	$ 57,903,387	$ -
Bank Loans and Mezzanine Loans	-	6,286,744	-
Corporate Bonds	-	321,475,416	-
Mortgage-Backed Securities	-	209,811,473	-
U.S. Treasury Notes/Bonds	-	313,244,198	-
Common Stocks
Real Estate Investment Trusts (REITs)	15,931,551	1,384,770	-
Real Estate Management & Development	18,662,564	-	3,364,605
All Other	1,307,072,487	-	-
Preferred Stocks	-	12,722,646	-
Investment Companies	-	24,182,609	-
Total Investments in Securities	$ 1,341,666,602	$ 947,011,243	$ 3,364,605
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 10,020	$ -
Total Assets	$ 1,341,666,602	$ 947,021,263	$ 3,364,605
Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 92,344	$ -

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Aspen Balanced Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests in a combination of equity securities selected for growth potential and fixed-income securities selected for income potential. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-

dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2016 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2016.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2016 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period ended March 31, 2016, the average ending monthly currency value amounts on sold forward currency contracts is $12,116,786.

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Loans

The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of March 31, 2016.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In

September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Portfolio’s yield and your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

The Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued and Delayed Delivery Securities

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolio may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio may hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2016 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,088,350,708	$231,653,390	$(27,961,648)	$ 203,691,742

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Enterprise Portfolio

Schedule of Investments (unaudited)

March 31, 2016

Shares		Value
Common Stocks – 96.2%
Aerospace & Defense – 2.2%
HEICO Corp. - Class A	118,804	$5,655,070
Teledyne Technologies, Inc.*	82,322	7,255,861
TransDigm Group, Inc.*,#	21,468	4,730,259
		17,641,190
Air Freight & Logistics – 1.4%
Expeditors International of Washington, Inc.	228,262	11,141,468
Airlines – 1.0%
Ryanair Holdings PLC (ADR)	92,045	7,899,302
Biotechnology – 2.8%
AbbVie, Inc.	87,753	5,012,451
Celgene Corp.*	85,575	8,565,202
Medivation, Inc.*	178,452	8,205,223
		21,782,876
Building Products – 0.8%
AO Smith Corp.	79,318	6,052,757
Capital Markets – 2.4%
LPL Financial Holdings, Inc.#	308,488	7,650,502
TD Ameritrade Holding Corp.	368,112	11,606,571
		19,257,073
Chemicals – 0.6%
Potash Corp. of Saskatchewan, Inc. (U.S. Shares)	260,998	4,442,186
Commercial Services & Supplies – 2.3%
Edenred	267,218	5,189,496
Ritchie Bros Auctioneers, Inc. (U.S. Shares)#	466,640	12,636,611
		17,826,107
Containers & Packaging – 0.7%
Sealed Air Corp.	117,678	5,649,721
Diversified Consumer Services – 1.2%
ServiceMaster Global Holdings, Inc.*	246,329	9,281,677
Diversified Financial Services – 3.4%
FactSet Research Systems, Inc.	30,202	4,576,509
Markit, Ltd.*	278,166	9,833,168
MSCI, Inc.	172,420	12,772,874
		27,182,551
Electrical Equipment – 3.2%
AMETEK, Inc.	110,692	5,532,386
Sensata Technologies Holding NV*	513,847	19,957,818
		25,490,204
Electronic Equipment, Instruments & Components – 6.2%
Amphenol Corp. - Class A	176,144	10,184,646
Belden, Inc.	119,309	7,323,186
Flextronics International, Ltd.*	807,096	9,733,578
National Instruments Corp.	293,541	8,838,520
TE Connectivity, Ltd. (U.S. Shares)	201,492	12,476,385
		48,556,315
Food Products – 1.1%
Mead Johnson Nutrition Co.	98,179	8,342,270
Health Care Equipment & Supplies – 6.5%
Boston Scientific Corp.*	806,024	15,161,311
Masimo Corp.*	106,367	4,450,395
STERIS PLC	51,794	3,679,964
Teleflex, Inc.	77,756	12,208,470
Varian Medical Systems, Inc.*	199,197	15,939,744
		51,439,884
Health Care Providers & Services – 1.8%
Henry Schein, Inc.*	80,192	13,843,545
Health Care Technology – 2.3%
athenahealth, Inc.*,#	97,316	13,505,515
IMS Health Holdings, Inc.*	189,382	5,028,092
		18,533,607
Hotels, Restaurants & Leisure – 2.1%
Aramark	129,932	4,303,348
Dunkin' Brands Group, Inc.	257,445	12,143,681
		16,447,029
Industrial Conglomerates – 0.9%
Roper Industries, Inc.	39,652	7,247,196
Information Technology Services – 10.1%
Amdocs, Ltd. (U.S. Shares)	284,522	17,190,819

Shares		Value
Common Stocks – (continued)
Information Technology Services – (continued)
Broadridge Financial Solutions, Inc.	221,625	$13,144,579
Fidelity National Information Services, Inc.	157,857	9,993,927
Gartner, Inc.*	67,601	6,040,149
Global Payments, Inc.	124,758	8,146,697
Jack Henry & Associates, Inc.	163,961	13,866,182
WEX, Inc.*	138,445	11,540,775
		79,923,128
Insurance – 1.8%
Aon PLC	136,556	14,263,274
Internet Software & Services – 2.4%
Cimpress NV*,#	108,029	9,797,150
CoStar Group, Inc.*	48,981	9,216,755
		19,013,905
Leisure Products – 0.6%
Polaris Industries, Inc.#	45,682	4,498,763
Life Sciences Tools & Services – 3.6%
Bio-Techne Corp.	41,758	3,946,966
Mettler-Toledo International, Inc.*	9,976	3,439,326
PerkinElmer, Inc.	245,701	12,152,371
Waters Corp.*	66,257	8,740,623
		28,279,286
Machinery – 2.3%
Middleby Corp.*	44,214	4,720,729
Rexnord Corp.*	441,773	8,932,650
Wabtec Corp.	52,505	4,163,121
		17,816,500
Media – 1.4%
Omnicom Group, Inc.	135,557	11,282,409
Multiline Retail – 1.1%
Dollar General Corp.	51,422	4,401,723
Dollar Tree, Inc.*	52,286	4,311,504
		8,713,227
Oil, Gas & Consumable Fuels – 1.0%
World Fuel Services Corp.	169,350	8,227,023
Professional Services – 2.6%
Verisk Analytics, Inc.*,†	256,142	20,470,869
Real Estate Investment Trusts (REITs) – 5.7%
Crown Castle International Corp.	291,876	25,247,274
Lamar Advertising Co. - Class A	324,406	19,950,969
		45,198,243
Road & Rail – 0.8%
Canadian Pacific Railway, Ltd. (U.S. Shares)	49,264	6,536,840
Semiconductor & Semiconductor Equipment – 6.4%
Atmel Corp.	839,590	6,817,471
KLA-Tencor Corp.	141,765	10,321,910
Lam Research Corp.#	63,965	5,283,509
Microchip Technology, Inc.#	135,584	6,535,149
ON Semiconductor Corp.*	865,251	8,297,757
Xilinx, Inc.	271,663	12,884,976
		50,140,772
Software – 8.6%
Atlassian Corp PLC - Class A*	110,088	2,768,713
Cadence Design Systems, Inc.*	619,428	14,606,112
Constellation Software, Inc.	29,336	12,013,392
Intuit, Inc.	103,448	10,759,627
NICE Systems, Ltd. (ADR)	246,748	15,986,803
SS&C Technologies Holdings, Inc.	185,679	11,775,762
		67,910,409
Specialty Retail – 0.9%
Monro Muffler Brake, Inc.	34,537	2,468,359
Williams-Sonoma, Inc.	79,212	4,336,065
		6,804,424
Textiles, Apparel & Luxury Goods – 3.4%
Carter's, Inc.	63,868	6,730,410
Gildan Activewear, Inc.	460,638	14,054,065
Wolverine World Wide, Inc.	319,816	5,891,011
		26,675,486
Trading Companies & Distributors – 0.6%
Fastenal Co.#	92,138	4,514,762
Total Common Stocks (cost $505,636,245)		758,326,278
Investment Companies – 9.7%
Investments Purchased with Cash Collateral from Securities Lending – 5.3%
Janus Cash Collateral Fund LLC, 0.4107%ºº,£	42,115,239	42,115,239

Shares		Value
Investment Companies – (continued)
Money Markets – 4.4%
Janus Cash Liquidity Fund LLC, 0.3874%ºº,£	34,468,766	$34,468,766
Total Investment Companies (cost $76,584,005)		76,584,005
Total Investments (total cost $582,220,250) – 105.9%		834,910,283
Liabilities, net of Cash, Receivables and Other Assets – (5.9)%		(46,247,510)
Net Assets – 100%		$788,662,773

Summary of Investments by Country - (Long Positions) (unaudited)

		% of Investment Securities

Country	Value
United States	$743,549,707	89.1%
Canada	49,683,094	6.0
Israel	15,986,803	1.9
United Kingdom	12,601,881	1.5
Ireland	7,899,302	0.9
France	5,189,496	0.6

Total	$834,910,283	100.0%

Schedule of Foreign Currency Contracts, Open

Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
Euro	4/14/16	1,090,000	$1,240,481	$(30,418)
Citibank NA:
Canadian Dollar	4/28/16	2,287,000	1,761,209	(27,924)
Euro	4/28/16	204,000	232,266	336
Euro	4/28/16	1,720,000	1,958,326	(35,090)

			3,951,801	(62,678)
Credit Suisse International:
Euro	5/12/16	234,300	266,890	111
HSBC Securities (USA), Inc.:
Canadian Dollar	4/28/16	2,862,000	2,204,014	(34,940)
Euro	4/28/16	1,597,000	1,818,282	(31,244)

			4,022,296	(66,184)
JPMorgan Chase & Co.:
Euro	4/14/16	2,272,000	2,585,664	(58,252)
RBC Capital Markets Corp.:
Canadian Dollar	5/12/16	2,859,000	2,201,732	5,997
Euro	5/12/16	3,849,000	4,384,377	3,675

			6,586,109	9,672
Total			$18,653,241	$(207,749)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2016, is $19,180,800.

ºº	Rate shown is the 7-day yield as of March 31, 2016.

#	Loaned security; a portion of the security is on loan at March 31, 2016.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2016. Unless otherwise indicated, all information in the table is for the period ended March 31, 2016.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/15	Purchases	Sales	at 3/31/16	Gain/(Loss)	Income	at 3/31/16

Janus Cash Collateral Fund LLC	43,430,390	55,646,440	(56,961,591)	42,115,239	$—	$103,870(1)	$42,115,239
Janus Cash Liquidity Fund LLC	30,205,954	52,168,812	(47,906,000)	34,468,766	—	25,044	34,468,766

Total					$—	$128,914	$76,584,005
(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2016.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 758,326,278	$ -	$ -
Investment Companies	-	76,584,005	-
Total Investments in Securities	$ 758,326,278	$ 76,584,005	$ -

Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 10,119	$ -
Total Assets	$ 758,326,278	$ 76,594,124	$ -

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 217,868	$ -

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Aspen Enterprise Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in common stocks. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2016 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2016 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period ended March 31, 2016, the average ending monthly currency value amounts on sold forward currency contracts is $18,725,171.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by

European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2016 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 582,288,528	$268,573,195	$(15,951,440)	$ 252,621,755

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

March 31, 2016

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 5.8%
AmeriCredit Automobile Receivables 2016-1, 3.5900%, 2/8/22	$1,103,000	$1,106,371
AmeriCredit Automobile Receivables Trust 2012-4, 3.8200%, 2/10/20 (144A)	413,000	417,672
AmeriCredit Automobile Receivables Trust 2013-4, 3.3100%, 10/8/19	401,000	408,766
AmeriCredit Automobile Receivables Trust 2015-2, 3.0000%, 6/8/21	737,000	730,133
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	2,630,000	2,619,654
Aventura Mall Trust 2013-AVM, 3.7427%, 12/5/32 (144A)‡	791,000	778,101
BAMLL Commercial Mortgage Securities Trust 2015-200P,
3.5958%, 4/14/33 (144A)‡	949,000	791,937
Banc of America Commercial Mortgage Trust 2006-6, 5.4210%, 10/10/45	1,006,416	1,003,707
Banc of America Commercial Mortgage Trust 2007-3, 5.5434%, 6/10/49‡	579,779	575,424
Boca Hotel Portfolio Trust 2013-BOCA, 3.4862%, 8/15/26 (144A)‡	634,000	631,809
CGBAM Commercial Mortgage Trust 2014-HD, 3.4362%, 2/15/31 (144A)‡	332,000	312,328
CKE Restaurant Holdings, Inc., 4.4740%, 3/20/43 (144A)	1,573,840	1,571,893
COMM 2007-C9 Mortgage Trust, 5.6500%, 12/10/49‡	708,000	708,677
Commercial Mortgage Trust 2007-GG11, 5.8670%, 12/10/49‡	397,000	408,206
Core Industrial Trust 2015-TEXW, 3.8487%, 2/10/34 (144A)‡	1,041,000	1,019,324
DB Master Finance LLC 2015-1, 3.2620%, 2/20/45 (144A)	727,650	716,408
Domino's Pizza Master Issuer LLC, 5.2160%, 1/25/42 (144A)	690,671	706,800
Domino's Pizza Master Issuer LLC, 3.4840%, 10/25/45 (144A)	1,951,110	1,876,952
Freddie Mac Structured Agency Credit Risk Debt Notes, 2.8330%, 10/25/24‡	265,659	268,056
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.0830%, 10/25/24‡	275,000	277,806
Freddie Mac Structured Agency Credit Risk Debt Notes, 2.6330%, 3/25/25‡	1,212,000	1,215,991
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20 (144A)§	1,418,300	1,301,169
GAHR Commercial Mortgage Trust 2015-NRF, 3.3822%, 12/15/19 (144A)‡	489,000	462,858
GS Mortgage Securities Corp. II, 3.4352%, 12/10/27 (144A)‡	1,125,000	1,073,632
GS Mortgage Securities Corp. Trust 2013-NYC5, 3.6490%, 1/10/30 (144A)‡	514,000	509,183
Hilton USA Trust 2013-HLT, 5.2216%, 11/5/30 (144A)‡	338,000	339,989
JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT,
2.8044%, 2/16/25 (144A)	675,800	681,700
JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT,
4.8447%, 2/16/25 (144A)	760,000	766,166
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO,
2.2362%, 1/15/32 (144A)‡	567,000	553,299
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO,
4.3862%, 1/15/32 (144A)‡	615,000	589,146
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
3.1862%, 7/15/36 (144A)‡	303,000	300,236
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
4.9362%, 7/15/36 (144A)‡	1,035,000	1,007,536
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES,
3.6210%, 9/5/32 (144A)‡	675,000	634,812
LB-UBS Commercial Mortgage Trust 2007-C1, 5.4840%, 2/15/40	653,880	652,544
LB-UBS Commercial Mortgage Trust 2007-C2, 5.4930%, 2/15/40‡	385,000	391,047
LB-UBS Commercial Mortgage Trust 2007-C7, 6.2387%, 9/15/45‡	583,040	569,495
Santander Drive Auto Receivables Trust 2012-6, 2.5200%, 9/17/18	499,000	502,304
Santander Drive Auto Receivables Trust 2013-4, 4.6700%, 1/15/20 (144A)	1,191,000	1,194,346
Santander Drive Auto Receivables Trust 2013-A, 4.7100%, 1/15/21 (144A)	798,000	814,834
Santander Drive Auto Receivables Trust 2015-1, 3.2400%, 4/15/21	756,000	761,806
Santander Drive Auto Receivables Trust 2015-4, 3.5300%, 8/16/21	1,251,000	1,253,920
Starwood Retail Property Trust 2014-STAR, 3.6862%, 11/15/27 (144A)‡	1,187,000	1,116,871
Starwood Retail Property Trust 2014-STAR, 4.5862%, 11/15/27 (144A)‡	582,000	542,868
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, 5.3830%, 12/15/43	944,992	962,011
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, 5.6600%, 4/15/47‡	1,920,047	1,900,796
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 5.9457%, 2/15/51‡	1,034,671	1,019,249
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 5.9451%, 5/15/46‡	549,439	545,672
Wells Fargo Commercial Mortgage Trust 2014-TISH, 3.1862%, 1/15/27 (144A)‡	346,000	329,329
Wells Fargo Commercial Mortgage Trust 2014-TISH, 2.6862%, 2/15/27 (144A)‡	480,000	457,774
Wells Fargo Commercial Mortgage Trust 2014-TISH, 3.6862%, 2/15/27 (144A)‡	141,000	137,709
Wendy's Funding LLC 2015-1, 3.3710%, 6/15/45 (144A)	2,157,160	2,117,598
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $42,461,721)		41,635,914
Bank Loans and Mezzanine Loans – 0.6%
Communications – 0.3%
CCO Safari III LLC, 3.5000%, 1/24/23‡	1,252,000	1,252,351
Tribune Media Co., 3.7500%, 12/27/20‡	757,891	754,420
		2,006,771
Consumer Non-Cyclical – 0.1%
IMS Health, Inc., 3.5000%, 3/17/21‡	1,083,880	1,080,498
Technology – 0.2%
Avago Technologies Cayman Finance, Ltd., 4.2500%, 2/1/23‡	1,445,000	1,436,951
Total Bank Loans and Mezzanine Loans (cost $4,516,904)		4,524,220

Shares or Principal Amounts		Value
Corporate Bonds – 33.9%
Asset-Backed Securities – 0.2%
American Tower Trust I, 1.5510%, 3/15/18 (144A)	$1,637,000	$1,635,792
Banking – 4.6%
Ally Financial, Inc., 8.0000%, 12/31/18	277,000	299,160
American Express Co., 6.8000%, 9/1/66‡	1,108,000	1,110,770
Bank of America Corp., 5.7500%, 8/15/16	510,000	518,485
Bank of America Corp., 4.4500%, 3/3/26	1,719,000	1,770,895
Bank of America Corp., 8.0000%µ	1,560,000	1,526,850
Bank of America Corp., 6.3000%µ	993,000	1,022,790
Citizens Financial Group, Inc., 4.3000%, 12/3/25	1,734,000	1,792,453
Discover Financial Services, 3.9500%, 11/6/24	551,000	545,647
Discover Financial Services, 3.7500%, 3/4/25	1,187,000	1,155,352
Goldman Sachs Capital I, 6.3450%, 2/15/34	2,163,000	2,524,610
Goldman Sachs Group, Inc., 5.6250%, 1/15/17	586,000	604,554
Goldman Sachs Group, Inc., 3.7500%, 2/25/26	1,730,000	1,774,243
JPMorgan Chase & Co., 4.2500%, 10/1/27	1,714,000	1,782,783
Morgan Stanley, 2.4500%, 2/1/19	1,833,000	1,860,112
Morgan Stanley, 4.8750%, 11/1/22	598,000	647,900
Morgan Stanley, 3.9500%, 4/23/27	1,268,000	1,269,340
Morgan Stanley, 5.5500%µ	1,484,000	1,462,853
Royal Bank of Scotland Group PLC, 6.1000%, 6/10/23	1,914,000	1,960,407
Royal Bank of Scotland Group PLC, 6.0000%, 12/19/23	1,138,000	1,152,566
Royal Bank of Scotland Group PLC, 5.1250%, 5/28/24	289,000	277,842
Santander UK PLC, 5.0000%, 11/7/23 (144A)	3,746,000	3,801,838
SVB Financial Group, 5.3750%, 9/15/20	1,270,000	1,411,186
Synchrony Financial, 3.0000%, 8/15/19	1,587,000	1,612,160
Wells Fargo & Co., 5.8750%µ	422,000	450,612
Zions Bancorporation, 5.8000%µ	401,000	380,950
		32,716,358
Basic Industry – 1.6%
Albemarle Corp., 4.1500%, 12/1/24	1,196,000	1,184,036
Albemarle Corp., 5.4500%, 12/1/44	1,319,000	1,263,065
Alcoa, Inc., 5.1250%, 10/1/24	1,897,000	1,799,191
Ashland, Inc., 3.8750%, 4/15/18	861,000	890,059
Ashland, Inc., 6.8750%, 5/15/43	1,132,000	1,078,230
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	2,444,000	2,493,300
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	1,286,000	1,330,377
Reliance Steel & Aluminum Co., 4.5000%, 4/15/23	1,300,000	1,253,195
		11,291,453
Brokerage – 3.5%
Ameriprise Financial, Inc., 7.5180%, 6/1/66‡	2,416,000	2,349,560
Carlyle Holdings Finance LLC, 3.8750%, 2/1/23 (144A)	802,000	828,078
Charles Schwab Corp., 3.0000%, 3/10/25	886,000	898,030
Charles Schwab Corp., 7.0000%µ	1,268,000	1,445,520
E*TRADE Financial Corp., 5.3750%, 11/15/22	1,617,000	1,707,956
E*TRADE Financial Corp., 4.6250%, 9/15/23	2,152,000	2,146,620
Intercontinental Exchange, Inc., 3.7500%, 12/1/25	1,402,000	1,431,205
Lazard Group LLC, 6.8500%, 6/15/17	35,000	36,883
Lazard Group LLC, 4.2500%, 11/14/20	1,528,000	1,595,669
Lazard Group LLC, 3.7500%, 2/13/25	391,000	360,899
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.,
5.8750%, 3/15/22 (144A)	1,589,000	1,652,560
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.,
4.8750%, 4/15/45 (144A)	1,808,000	1,531,242
Raymond James Financial, Inc., 5.6250%, 4/1/24	3,587,000	3,973,790
Stifel Financial Corp., 4.2500%, 7/18/24	1,095,000	1,083,849
TD Ameritrade Holding Corp., 2.9500%, 4/1/22	1,365,000	1,393,216
TD Ameritrade Holding Corp., 3.6250%, 4/1/25	2,641,000	2,764,855
		25,199,932
Capital Goods – 1.8%
Ball Corp., 4.3750%, 12/15/20	848,000	882,450
CNH Industrial Capital LLC, 3.6250%, 4/15/18	925,000	925,000
FLIR Systems, Inc., 3.7500%, 9/1/16	1,357,000	1,369,262
General Electric Co., 5.0000%µ	1,626,000	1,674,780
Hanson, Ltd., 6.1250%, 8/15/16	938,000	953,665
Harris Corp., 4.2500%, 10/1/16	1,006,000	1,020,213
Martin Marietta Materials, Inc., 4.2500%, 7/2/24	720,000	725,689
Masco Corp., 3.5000%, 4/1/21	424,000	427,180
Owens Corning, 4.2000%, 12/1/24	596,000	595,230
Vulcan Materials Co., 7.0000%, 6/15/18	998,000	1,095,305
Vulcan Materials Co., 7.5000%, 6/15/21	538,000	637,530
Vulcan Materials Co., 4.5000%, 4/1/25	2,525,000	2,594,438
		12,900,742
Communications – 1.3%
American Tower Corp., 3.3000%, 2/15/21	1,610,000	1,637,566

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
American Tower Corp., 4.4000%, 2/15/26	$880,000	$930,543
CCO Safari II LLC, 4.4640%, 7/23/22 (144A)	1,508,000	1,576,264
CCO Safari II LLC, 4.9080%, 7/23/25 (144A)	2,522,000	2,660,246
SBA Tower Trust, 2.9330%, 12/15/17 (144A)	906,000	901,969
UBM PLC, 5.7500%, 11/3/20 (144A)	1,376,000	1,490,434
		9,197,022
Consumer Cyclical – 3.3%
1011778 BC ULC / New Red Finance, Inc., 4.6250%, 1/15/22 (144A)	1,730,000	1,760,275
Brinker International, Inc., 3.8750%, 5/15/23	2,633,000	2,585,503
CVS Health Corp., 2.8000%, 7/20/20	2,632,000	2,731,629
CVS Health Corp., 4.7500%, 12/1/22 (144A)	668,000	749,588
CVS Health Corp., 5.0000%, 12/1/24 (144A)	848,000	972,176
DR Horton, Inc., 4.7500%, 5/15/17	530,000	541,925
DR Horton, Inc., 3.7500%, 3/1/19	933,000	951,660
Ford Motor Credit Co. LLC, 3.9840%, 6/15/16	2,368,000	2,383,011
General Motors Co., 3.5000%, 10/2/18	547,000	559,929
General Motors Co., 4.8750%, 10/2/23	3,861,000	4,045,903
General Motors Financial Co., Inc., 3.1000%, 1/15/19	1,396,000	1,412,695
Macy's Retail Holdings, Inc., 5.9000%, 12/1/16	375,000	386,459
MDC Holdings, Inc., 5.5000%, 1/15/24	1,062,000	1,016,865
Schaeffler Finance BV, 4.2500%, 5/15/21 (144A)	445,000	452,788
Toll Brothers Finance Corp., 4.0000%, 12/31/18	456,000	471,960
Toll Brothers Finance Corp., 5.8750%, 2/15/22	371,000	396,043
Toll Brothers Finance Corp., 4.3750%, 4/15/23	254,000	248,285
ZF North America Capital, Inc., 4.0000%, 4/29/20 (144A)	662,000	669,448
ZF North America Capital, Inc., 4.5000%, 4/29/22 (144A)	470,000	479,400
ZF North America Capital, Inc., 4.7500%, 4/29/25 (144A)	665,000	661,675
		23,477,217
Consumer Non-Cyclical – 4.2%
Actavis Funding SCS, 3.0000%, 3/12/20	2,067,000	2,125,306
Actavis Funding SCS, 4.5500%, 3/15/35	1,623,000	1,672,193
Anheuser-Busch InBev Finance, Inc., 2.6500%, 2/1/21	1,007,000	1,034,780
Anheuser-Busch InBev Finance, Inc., 3.3000%, 2/1/23	2,681,000	2,787,229
Anheuser-Busch InBev Finance, Inc., 3.6500%, 2/1/26	1,617,000	1,700,458
Becton Dickinson and Co., 1.8000%, 12/15/17	1,365,000	1,370,738
Express Scripts Holding Co., 4.5000%, 2/25/26	563,000	582,912
Fresenius Medical Care US Finance II, Inc., 5.8750%, 1/31/22 (144A)	1,275,000	1,400,588
HCA, Inc., 3.7500%, 3/15/19	670,000	686,348
HCA, Inc., 5.2500%, 6/15/26	1,742,000	1,785,550
Kraft Heinz Foods Co., 2.8000%, 7/2/20 (144A)	1,028,000	1,055,901
Kraft Heinz Foods Co., 3.5000%, 7/15/22 (144A)	880,000	923,546
Life Technologies Corp., 6.0000%, 3/1/20	1,123,000	1,258,381
Newell Rubbermaid, Inc., 3.1500%, 4/1/21	459,000	471,493
Newell Rubbermaid, Inc., 3.8500%, 4/1/23	394,000	408,622
Newell Rubbermaid, Inc., 4.2000%, 4/1/26	3,508,000	3,669,522
Newell Rubbermaid, Inc., 5.5000%, 4/1/46	547,000	594,259
Smithfield Foods, Inc., 5.2500%, 8/1/18 (144A)	233,000	236,495
Sysco Corp., 2.5000%, 7/15/21	349,000	353,054
Sysco Corp., 3.3000%, 7/15/26	877,000	889,545
Thermo Fisher Scientific, Inc., 3.3000%, 2/15/22	760,000	774,718
Tyson Foods, Inc., 6.6000%, 4/1/16	682,000	682,000
Wm Wrigley Jr Co., 2.4000%, 10/21/18 (144A)	1,895,000	1,913,923
Wm Wrigley Jr Co., 3.3750%, 10/21/20 (144A)	1,093,000	1,138,192
Zimmer Biomet Holdings, Inc., 3.1500%, 4/1/22	872,000	884,935
		30,400,688
Electric – 0.4%
IPALCO Enterprises, Inc., 5.0000%, 5/1/18	634,000	665,700
PPL WEM, Ltd. / Western Power Distribution, Ltd., 3.9000%, 5/1/16 (144A)	848,000	849,424
PPL WEM, Ltd. / Western Power Distribution, Ltd., 5.3750%, 5/1/21 (144A)	1,248,000	1,384,048
		2,899,172
Energy – 3.0%
Anadarko Petroleum Corp., 6.3750%, 9/15/17	418,000	438,054
Anadarko Petroleum Corp., 4.8500%, 3/15/21	231,000	233,450
Anadarko Petroleum Corp., 5.5500%, 3/15/26	842,000	849,413
Anadarko Petroleum Corp., 6.6000%, 3/15/46	841,000	858,590
Canadian Natural Resources, Ltd., 5.7000%, 5/15/17	264,000	272,138
Canadian Natural Resources, Ltd., 5.9000%, 2/1/18	560,000	580,982
Cimarex Energy Co., 5.8750%, 5/1/22	1,166,000	1,204,466
Cimarex Energy Co., 4.3750%, 6/1/24	391,000	384,992
ConocoPhillips Co., 4.2000%, 3/15/21	1,077,000	1,124,727
ConocoPhillips Co., 4.9500%, 3/15/26	2,156,000	2,250,739
ConocoPhillips Co., 5.9500%, 3/15/46	272,000	292,607
Devon Energy Corp., 2.2500%, 12/15/18	1,045,000	975,287
Energy Transfer Partners LP, 4.1500%, 10/1/20	693,000	665,832

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Helmerich & Payne International Drilling Co., 4.6500%, 3/15/25	$2,166,000	$2,179,865
Hess Corp., 8.1250%, 2/15/19	426,000	468,045
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	647,000	660,130
Kinder Morgan Energy Partners LP, 4.3000%, 5/1/24	639,000	607,268
Kinder Morgan, Inc., 6.5000%, 9/15/20	75,000	80,487
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	596,000	621,520
NGL Energy Partners LP / NGL Energy Finance Corp., 5.1250%, 7/15/19	386,000	233,530
Oceaneering International, Inc., 4.6500%, 11/15/24	1,646,000	1,417,534
Phillips 66 Partners LP, 3.6050%, 2/15/25	445,000	404,374
Southern Star Central Gas Pipeline, Inc., 6.0000%, 6/1/16 (144A)	157,000	157,839
Spectra Energy Partners LP, 4.7500%, 3/15/24	1,689,000	1,819,501
Western Gas Partners LP, 5.3750%, 6/1/21	2,655,000	2,569,055
		21,350,425
Finance Companies – 1.2%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust,
4.6250%, 10/30/20	858,000	879,450
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust,
4.6250%, 7/1/22	345,000	351,900
CIT Group, Inc., 5.0000%, 5/15/17	397,000	403,948
CIT Group, Inc., 4.2500%, 8/15/17	3,622,000	3,685,783
CIT Group, Inc., 5.5000%, 2/15/19 (144A)	912,000	943,464
International Lease Finance Corp., 6.7500%, 9/1/16 (144A)	1,382,000	1,402,730
International Lease Finance Corp., 8.7500%, 3/15/17	574,000	604,652
		8,271,927
Financial – 1.0%
Jones Lang LaSalle, Inc., 4.4000%, 11/15/22	1,946,000	1,999,303
Kennedy-Wilson, Inc., 5.8750%, 4/1/24	1,939,000	1,895,373
LeasePlan Corp. NV, 2.5000%, 5/16/18 (144A)	3,344,000	3,314,844
		7,209,520
Industrial – 0.1%
Cintas Corp. No 2, 2.8500%, 6/1/16	470,000	471,674
Cintas Corp. No 2, 4.3000%, 6/1/21	525,000	571,460
		1,043,134
Insurance – 1.2%
Berkshire Hathaway, Inc., 2.7500%, 3/15/23	1,406,000	1,433,903
Berkshire Hathaway, Inc., 3.1250%, 3/15/26	1,136,000	1,164,793
CNO Financial Group, Inc., 4.5000%, 5/30/20	394,000	401,880
CNO Financial Group, Inc., 5.2500%, 5/30/25	1,253,000	1,281,193
Primerica, Inc., 4.7500%, 7/15/22	2,749,000	2,968,167
Voya Financial, Inc., 5.6500%, 5/15/53‡	1,050,000	976,500
		8,226,436
Owned No Guarantee – 0.1%
Korea National Oil Corp., 4.0000%, 10/27/16 (144A)	835,000	848,442
Real Estate Investment Trusts (REITs) – 1.4%
Alexandria Real Estate Equities, Inc., 2.7500%, 1/15/20	390,000	389,285
Alexandria Real Estate Equities, Inc., 4.6000%, 4/1/22	1,960,000	2,112,417
Alexandria Real Estate Equities, Inc., 4.5000%, 7/30/29	893,000	898,410
Goodman Funding Pty, Ltd., 6.3750%, 4/15/21 (144A)	1,811,000	2,093,317
Post Apartment Homes LP, 4.7500%, 10/15/17	874,000	903,851
Senior Housing Properties Trust, 6.7500%, 4/15/20	405,000	445,890
Senior Housing Properties Trust, 6.7500%, 12/15/21	473,000	521,741
SL Green Realty Corp., 5.0000%, 8/15/18	874,000	917,936
SL Green Realty Corp., 7.7500%, 3/15/20	1,555,000	1,820,600
		10,103,447
Technology – 4.4%
Autodesk, Inc., 3.6000%, 12/15/22	411,000	409,326
Cadence Design Systems, Inc., 4.3750%, 10/15/24	2,589,000	2,623,281
Fidelity National Information Services, Inc., 3.6250%, 10/15/20	808,000	835,088
Fidelity National Information Services, Inc., 5.0000%, 3/15/22	274,000	285,017
Fidelity National Information Services, Inc., 4.5000%, 10/15/22	1,031,000	1,099,465
Fidelity National Information Services, Inc., 5.0000%, 10/15/25	2,756,000	2,976,113
Seagate HDD Cayman, 4.7500%, 1/1/25	3,437,000	2,684,493
Seagate HDD Cayman, 4.8750%, 6/1/27 (144A)	1,306,000	983,219
Seagate HDD Cayman, 5.7500%, 12/1/34	774,000	549,823
Total System Services, Inc., 3.8000%, 4/1/21	855,000	879,285
Total System Services, Inc., 4.8000%, 4/1/26	2,385,000	2,460,948
Trimble Navigation, Ltd., 4.7500%, 12/1/24	3,032,000	3,091,682
TSMC Global, Ltd., 1.6250%, 4/3/18 (144A)	4,260,000	4,235,718
Verisk Analytics, Inc., 4.8750%, 1/15/19	800,000	843,657
Verisk Analytics, Inc., 5.8000%, 5/1/21	3,287,000	3,682,354
Verisk Analytics, Inc., 4.1250%, 9/12/22	997,000	1,033,764
Verisk Analytics, Inc., 4.0000%, 6/15/25	1,425,000	1,435,538

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
Verisk Analytics, Inc., 5.5000%, 6/15/45	$1,597,000	$1,560,670
		31,669,441
Transportation – 0.6%
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.3750%, 3/15/18 (144A)	1,680,000	1,714,731
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.5000%, 6/15/19 (144A)	699,000	694,988
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.8750%, 7/11/22 (144A)	111,000	118,523
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.2500%, 1/17/23 (144A)	771,000	781,256
Southwest Airlines Co., 5.1250%, 3/1/17	825,000	852,757
		4,162,255
Total Corporate Bonds (cost $239,372,118)		242,603,403
Mortgage-Backed Securities – 23.0%
Fannie Mae Pool:
5.5000%, 1/1/25	121,513	131,084
4.0000%, 6/1/29	196,318	210,700
4.0000%, 7/1/29	697,446	747,080
4.0000%, 9/1/29	552,401	589,951
5.0000%, 9/1/29	461,625	510,227
3.5000%, 10/1/29	2,560,718	2,706,856
5.0000%, 1/1/30	184,890	204,356
5.5000%, 1/1/33	82,105	92,912
3.5000%, 5/1/33	6,216,938	6,584,345
4.0000%, 4/1/34	580,511	631,227
6.0000%, 10/1/35	424,564	487,625
6.0000%, 12/1/35	346,436	398,351
6.0000%, 2/1/37	164,457	191,277
6.0000%, 9/1/37	403,483	445,234
6.0000%, 10/1/38	359,527	410,739
7.0000%, 2/1/39	139,624	161,892
5.5000%, 12/1/39	822,125	927,216
5.5000%, 3/1/40	502,121	576,302
5.5000%, 4/1/40	1,123,125	1,266,747
4.5000%, 10/1/40	118,881	129,294
5.0000%, 10/1/40	145,377	163,298
5.5000%, 2/1/41	284,924	326,919
5.0000%, 5/1/41	228,003	252,939
5.5000%, 5/1/41	354,969	399,740
5.5000%, 6/1/41	842,627	962,797
5.5000%, 6/1/41	305,338	343,653
5.5000%, 7/1/41	1,276,944	1,440,360
4.5000%, 8/1/41	573,125	625,036
5.0000%, 10/1/41	274,183	304,386
5.5000%, 12/1/41	675,144	760,300
5.5000%, 2/1/42	3,691,562	4,162,925
4.0000%, 6/1/42	826,318	888,908
3.5000%, 7/1/42	1,633,696	1,730,432
4.0000%, 7/1/42	517,831	557,036
4.0000%, 8/1/42	362,080	389,584
4.0000%, 9/1/42	469,062	504,689
4.0000%, 9/1/42	425,672	457,965
4.0000%, 11/1/42	541,947	583,122
4.0000%, 12/1/42	217,930	237,646
3.5000%, 1/1/43	1,047,060	1,100,135
3.5000%, 2/1/43	2,388,780	2,509,589
3.5000%, 2/1/43	2,198,388	2,309,952
4.5000%, 2/1/43	2,243,853	2,450,610
3.5000%, 3/1/43	1,134,469	1,191,994
4.5000%, 3/1/43	795,484	878,703
4.0000%, 5/1/43	1,150,266	1,237,737
4.0000%, 7/1/43	1,543,851	1,661,369
4.0000%, 8/1/43	1,367,250	1,471,209
4.0000%, 9/1/43	412,294	443,934
3.5000%, 1/1/44	1,596,168	1,699,740
3.5000%, 1/1/44	627,983	668,245
4.0000%, 2/1/44	818,940	881,409
3.5000%, 4/1/44	760,319	806,838
3.5000%, 5/1/44	2,587,949	2,753,868
4.5000%, 5/1/44	3,997,095	4,436,595
5.5000%, 5/1/44	832,552	937,864
4.0000%, 6/1/44	1,293,188	1,391,715
4.0000%, 7/1/44	2,386,684	2,596,888
5.0000%, 7/1/44	961,269	1,085,627
4.0000%, 8/1/44	1,325,912	1,442,695
4.0000%, 8/1/44	498,106	541,976
4.5000%, 8/1/44	1,767,007	1,960,579

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 10/1/44	$1,347,630	$1,502,689
4.5000%, 10/1/44	743,426	826,695
3.5000%, 2/1/45	1,919,118	2,016,379
4.5000%, 3/1/45	1,343,172	1,494,178
4.5000%, 6/1/45	1,506,416	1,670,709
4.0000%, 9/1/45	4,566,343	4,954,360
4.5000%, 10/1/45	3,160,845	3,529,025
4.5000%, 10/1/45	1,540,544	1,702,365
3.5000%, 12/1/45	792,990	840,869
3.5000%, 1/1/46	3,227,370	3,418,134
3.5000%, 1/1/46	3,176,302	3,364,246
4.5000%, 2/1/46	7,542,451	8,454,221
4.5000%, 2/1/46	1,024,591	1,142,812
		103,871,103
Freddie Mac Gold Pool:
5.0000%, 1/1/19	65,955	68,104
5.5000%, 8/1/19	55,710	57,573
5.0000%, 6/1/20	149,481	157,980
5.5000%, 12/1/28	286,976	318,403
3.5000%, 7/1/29	475,082	502,341
3.5000%, 9/1/29	408,152	431,653
5.5000%, 10/1/36	305,000	344,961
5.5000%, 4/1/40	684,120	763,482
6.0000%, 4/1/40	1,700,469	1,989,445
4.5000%, 1/1/41	322,046	352,103
5.5000%, 5/1/41	455,396	506,215
5.5000%, 8/1/41	1,079,366	1,233,136
5.0000%, 3/1/42	900,946	1,011,325
3.5000%, 2/1/44	818,073	860,018
4.5000%, 5/1/44	871,864	961,924
4.0000%, 8/1/44	219,428	238,294
4.5000%, 9/1/44	2,586,164	2,880,531
4.5000%, 6/1/45	2,672,447	2,977,791
4.5000%, 2/1/46	866,429	966,410
		16,621,689
Ginnie Mae I Pool:
4.0000%, 8/15/24	260,742	276,522
5.1000%, 1/15/32	571,888	652,251
7.5000%, 8/15/33	728,378	868,483
4.9000%, 10/15/34	658,133	730,485
5.5000%, 9/15/35	166,419	192,633
5.5000%, 3/15/36	243,600	277,122
5.5000%, 2/15/39	546,750	626,586
5.5000%, 6/15/39	1,181,295	1,362,154
5.5000%, 8/15/39	686,811	786,533
5.5000%, 8/15/39	450,387	513,000
5.0000%, 9/15/39	877,898	990,900
5.0000%, 9/15/39	371,684	418,098
5.0000%, 10/15/39	242,559	270,800
5.0000%, 11/15/39	429,249	476,382
5.0000%, 1/15/40	133,597	148,109
5.0000%, 5/15/40	534,348	595,762
5.0000%, 5/15/40	152,312	170,976
5.0000%, 5/15/40	45,666	51,250
5.0000%, 7/15/40	449,765	498,785
5.0000%, 7/15/40	139,924	155,229
4.5000%, 9/15/40	456,906	502,654
5.0000%, 2/15/41	435,317	483,312
5.0000%, 4/15/41	148,419	164,425
4.5000%, 5/15/41	1,159,636	1,286,134
4.5000%, 5/15/41	545,123	600,525
5.0000%, 5/15/41	171,004	192,050
4.5000%, 7/15/41	421,434	460,288
4.5000%, 7/15/41	127,032	139,736
4.5000%, 8/15/41	1,069,170	1,188,022
5.0000%, 9/15/41	250,409	278,240
5.0000%, 11/15/43	980,601	1,092,773
4.5000%, 5/15/44	557,257	614,803
5.0000%, 6/15/44	1,166,397	1,315,990
5.0000%, 6/15/44	1,141,348	1,286,390
5.0000%, 7/15/44	444,259	500,374
4.0000%, 1/15/45	3,263,810	3,511,252
4.0000%, 4/15/45	1,424,529	1,548,394
		25,227,422

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool:
6.0000%, 11/20/34	$234,745	$274,460
5.5000%, 3/20/35	1,010,153	1,139,824
5.5000%, 3/20/36	257,926	288,233
5.5000%, 11/20/37	289,465	320,802
6.0000%, 1/20/39	105,134	118,910
7.0000%, 5/20/39	52,166	63,229
5.0000%, 6/20/41	569,827	624,225
5.0000%, 6/20/41	134,622	147,438
6.0000%, 10/20/41	45,733	52,510
6.0000%, 12/20/41	197,078	225,433
5.5000%, 1/20/42	338,011	377,364
6.0000%, 1/20/42	126,557	145,162
6.0000%, 2/20/42	183,944	210,236
6.0000%, 3/20/42	119,396	136,933
6.0000%, 4/20/42	490,551	562,855
3.5000%, 5/20/42	322,345	343,174
5.5000%, 5/20/42	392,401	437,598
6.0000%, 5/20/42	323,520	366,778
5.5000%, 7/20/42	612,438	674,216
6.0000%, 7/20/42	138,300	158,620
6.0000%, 8/20/42	143,612	164,726
6.0000%, 9/20/42	163,920	188,011
6.0000%, 11/20/42	131,249	150,050
6.0000%, 2/20/43	162,721	186,524
5.0000%, 12/20/44	2,896,423	3,247,378
5.0000%, 9/20/45	1,368,178	1,504,923
4.0000%, 10/20/45	3,086,903	3,349,016
4.0000%, 11/20/45	2,817,197	3,063,820
		18,522,448
Total Mortgage-Backed Securities (cost $163,070,902)		164,242,662
U.S. Treasury Notes/Bonds – 33.1%
0.8750%, 4/30/17	15,996,000	16,034,118
0.6250%, 6/30/17	1,822,000	1,820,790
0.7500%, 6/30/17	1,890,000	1,891,773
1.0000%, 12/15/17	9,938,000	9,982,254
0.7500%, 12/31/17	776,000	776,273
1.0000%, 12/31/17	238,000	239,144
0.7500%, 1/31/18	3,506,000	3,507,234
0.8750%, 1/31/18	1,236,000	1,239,186
0.7500%, 3/31/18	932,000	931,927
2.3750%, 5/31/18	1,251,000	1,294,052
0.8750%, 7/15/18	90,000	90,165
1.3750%, 7/31/18	4,085,000	4,139,572
1.5000%, 8/31/18	14,379,000	14,622,206
1.0000%, 9/15/18	12,471,000	12,530,437
1.1250%, 1/15/19	4,463,000	4,497,865
0.7500%, 2/15/19	4,431,000	4,417,844
1.6250%, 7/31/19	7,768,000	7,937,925
1.7500%, 9/30/19	4,732,000	4,854,923
1.5000%, 10/31/19	6,665,000	6,779,818
1.5000%, 11/30/19	7,707,000	7,836,454
1.7500%, 12/31/20	11,494,000	11,775,511
1.3750%, 1/31/21	12,337,000	12,425,678
1.1250%, 2/28/21	20,533,000	20,448,774
2.1250%, 9/30/21	4,039,000	4,204,506
2.2500%, 11/15/24	3,625,000	3,779,345
2.0000%, 8/15/25	2,439,000	2,485,875
2.2500%, 11/15/25	23,404,000	24,357,031
1.6250%, 2/15/26	2,329,000	2,295,157
3.7500%, 11/15/43	785,000	974,994
3.6250%, 2/15/44	6,239,000	7,568,930
3.3750%, 5/15/44	90,000	104,333
3.1250%, 8/15/44	7,942,000	8,785,838
3.0000%, 11/15/44	2,002,000	2,160,362
2.5000%, 2/15/45	880,000	858,069
3.0000%, 5/15/45	10,355,000	11,167,629
2.8750%, 8/15/45	4,214,000	4,432,601
3.0000%, 11/15/45	8,367,000	9,032,762
2.5000%, 2/15/46	4,403,000	4,293,097
Total U.S. Treasury Notes/Bonds (cost $230,140,206)		236,574,452
Preferred Stocks – 1.3%
Capital Markets – 0.4%
Morgan Stanley, 6.8750%	53,000	1,438,420

Shares or Principal Amounts		Value
Preferred Stocks – (continued)
Capital Markets – (continued)
Morgan Stanley, 7.1250%	51,000	$1,450,950
		2,889,370
Commercial Banks – 0.6%
Citigroup Capital XIII, 6.9881%	98,875	2,599,424
Wells Fargo & Co., 6.6250%	49,000	1,437,170
		4,036,594
Consumer Finance – 0.3%
Discover Financial Services, 6.5000%	70,000	1,865,500
Industrial Conglomerates – 0%
General Electric Co., 4.7000%	6,000	156,900
Real Estate Investment Trusts (REITs) – 0%
Morgan Stanley Capital Trust III, 6.2500%	9,000	231,030
Morgan Stanley Capital Trust IV, 6.2500%	1,000	25,580
Morgan Stanley Capital Trust V, 5.7500%	1,000	25,430
Morgan Stanley Capital Trust VIII, 6.4500%	4,000	102,440
		384,480
Total Preferred Stocks (cost $8,787,058)		9,332,844
Investment Companies – 1.7%
Money Markets – 1.7%
Janus Cash Liquidity Fund LLC, 0.3874%ºº,£ (cost $12,300,788)	12,300,788	12,300,788
Total Investments (total cost $700,649,697) – 99.4%		711,214,283
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		4,615,876
Net Assets – 100%		$715,830,159

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$674,383,676	94.8%
United Kingdom	10,916,559	1.5
Belgium	5,522,467	0.8
Germany	4,617,564	0.7
Netherlands	4,546,194	0.6
Taiwan	4,235,718	0.6
Canada	2,613,395	0.4
Australia	2,093,317	0.3
Singapore	1,436,951	0.2
South Korea	848,442	0.1

Total	$711,214,283	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2016 is $78,834,091, which represents 11.0% of net assets.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of March 31, 2016.

ºº	Rate shown is the 7-day yield as of March 31, 2016.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2016. Unless otherwise indicated, all information in the table is for the period ended March 31, 2016.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/15	Purchases	Sales	at 3/31/16	Gain/(Loss)	Income	at 3/31/16

Janus Cash Liquidity Fund LLC	23,621,659	94,745,129	(106,066,000)	12,300,788	$—	$13,001	$12,300,788

§				Schedule of Restricted and Illiquid Securities (as of March 31, 2016)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	$1,287,199	$1,301,169	0.2%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2016. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2016.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ -	$ 41,635,914	$ -
Bank Loans and Mezzanine Loans	-	4,524,220	-
Corporate Bonds	-	242,603,403	-
Mortgage-Backed Securities	-	164,242,662	-
U.S. Treasury Notes/Bonds	-	236,574,452	-
Preferred Stocks	-	9,332,844	-
Investment Companies	-	12,300,788	-
Total Assets	$ -	$ 711,214,283	$ -

Significant Accounting Policies

Janus Aspen Flexible Bond Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in income-producing securities. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”)

markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2016 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-

income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Loans

The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of March 31, 2016.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Portfolio’s yield and your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

The Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued and Delayed Delivery Securities

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolio may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio may hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2016 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 701,757,118	$ 13,860,799	$ (4,403,634)	$ 9,457,165

Subsequent Event

Management has evaluated whether any other events or transactions occurred subsequent to March 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

March 31, 2016

Shares		Value
Common Stocks – 97.0%
Auto Components – 0.6%
Delphi Automotive PLC	61,649	$4,624,908
Automobiles – 0.8%
Tesla Motors, Inc.*,#	27,214	6,252,961
Biotechnology – 7.6%
Amgen, Inc.	143,586	21,527,849
Celgene Corp.*	255,350	25,557,981
Regeneron Pharmaceuticals, Inc.*	26,246	9,460,108
		56,545,938
Capital Markets – 2.7%
Charles Schwab Corp.	403,949	11,318,651
E*TRADE Financial Corp.*	368,889	9,034,092
		20,352,743
Construction Materials – 3.1%
Vulcan Materials Co.	217,113	22,920,619
Consumer Finance – 2.1%
Synchrony Financial*	535,550	15,348,863
Diversified Financial Services – 4.6%
Intercontinental Exchange, Inc.	95,821	22,531,350
McGraw Hill Financial, Inc.	118,110	11,690,528
		34,221,878
Food & Staples Retailing – 2.2%
Costco Wholesale Corp.	106,112	16,721,129
Health Care Equipment & Supplies – 2.8%
Boston Scientific Corp.*	1,095,641	20,609,007
Hotels, Restaurants & Leisure – 6.7%
Chipotle Mexican Grill, Inc.*,#	37,150	17,496,536
Norwegian Cruise Line Holdings, Ltd.*	349,492	19,323,413
Starbucks Corp.	224,653	13,411,784
		50,231,733
Industrial Conglomerates – 4.4%
General Electric Co.	1,044,949	33,218,929
Information Technology Services – 3.9%
MasterCard, Inc. - Class A	309,932	29,288,574
Internet & Catalog Retail – 6.4%
Amazon.com, Inc.*	39,387	23,381,699
Ctrip.com International, Ltd. (ADR)*,#	220,062	9,739,944
Priceline Group, Inc.*	11,208	14,446,664
		47,568,307
Internet Software & Services – 11.3%
Alphabet, Inc. - Class C	61,329	45,687,039
CoStar Group, Inc.*	98,737	18,579,341
Facebook, Inc. - Class A*	178,451	20,361,259
		84,627,639
Media – 2.0%
Time Warner, Inc.	210,875	15,298,981
Pharmaceuticals – 6.1%
Bristol-Myers Squibb Co.	305,134	19,491,960
Zoetis, Inc.	583,407	25,862,432
		45,354,392
Professional Services – 3.5%
Nielsen Holdings PLC	491,781	25,897,187
Real Estate Investment Trusts (REITs) – 3.0%
Crown Castle International Corp.	256,023	22,145,989
Road & Rail – 1.7%
Canadian Pacific Railway, Ltd. (U.S. Shares)	98,542	13,075,538
Semiconductor & Semiconductor Equipment – 1.6%
NXP Semiconductor NV*	146,639	11,888,024
Software – 9.1%
Activision Blizzard, Inc.	308,166	10,428,337
Adobe Systems, Inc.*	253,620	23,789,556
Salesforce.com, Inc.*	262,350	19,369,301
Workday, Inc. - Class A*,#	187,306	14,392,593
		67,979,787
Specialty Retail – 7.6%
Advance Auto Parts, Inc.	110,631	17,738,575
Lowe's Cos., Inc.	517,756	39,220,017
		56,958,592

Shares		Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 3.2%
Apple, Inc.	222,603	$24,261,501
Total Common Stocks (cost $585,157,159)		725,393,219
Investment Companies – 7.4%
Investments Purchased with Cash Collateral from Securities Lending – 4.6%
Janus Cash Collateral Fund LLC, 0.4107%ºº,£	34,249,898	34,249,898
Money Markets – 2.8%
Janus Cash Liquidity Fund LLC, 0.3874%ºº,£	20,645,736	20,645,736
Total Investment Companies (cost $54,895,634)		54,895,634
Total Investments (total cost $640,052,793) – 104.4%		780,288,853
Liabilities, net of Cash, Receivables and Other Assets – (4.4)%		(32,648,841)
Net Assets – 100%		$747,640,012

Summary of Investments by Country - (Long Positions) (unaudited)
		% of Investment
Country	Value	Securities
United States	$745,585,347	95.6%
Canada	13,075,538	1.7
Netherlands	11,888,024	1.5
China	9,739,944	1.2

Total	$780,288,853	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2016.

#	Loaned security; a portion of the security is on loan at March 31, 2016.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2016. Unless otherwise indicated, all information in the table is for the period ended March 31, 2016.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/15	Purchases	Sales	at 3/31/16	Gain/(Loss)	Income	at 3/31/16

Janus Cash Collateral Fund LLC	—	79,156,805	(44,906,907)	34,249,898	$—	$8,698(1)	$34,249,898
Janus Cash Liquidity Fund LLC	24,691,025	61,245,711	(65,291,000)	20,645,736	—	22,287	20,645,736

Total					$—	$30,985	$54,895,634

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2016.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 725,393,219	$ -	$ -
Investment Companies	-	54,895,634	-
Total Assets	$ 725,393,219	$ 54,895,634	$ -

Significant Accounting Policies

Janus Aspen Forty Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in common stocks. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2016 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2016 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 640,452,238	$153,384,918	$(13,548,303)	$ 139,836,615

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Global Allocation Portfolio - Moderate

Schedule of Investments (unaudited)

March 31, 2016

Shares		Value
Investment Companies£ – 98.8%
Alternative Funds – 10.9%
Janus Diversified Alternatives Fund - Class N Shares	86,211	$857,801
Janus Global Real Estate Fund - Class I Shares	29,091	304,296
		1,162,097
Equity Funds – 58.1%
INTECH International Managed Volatility Fund - Class I Shares	99,917	774,357
INTECH U.S. Managed Volatility Fund - Class N Shares	99,064	931,204
Janus Adaptive Global Allocation Fund - Class N Shares	56,318	533,898
Janus Asia Equity Fund - Class I Shares	3,428	28,969
Janus Aspen Global Research Portfolio - Institutional Shares	3,246	126,863
Janus Contrarian Fund - Class I Shares	6,121	109,933
Janus Emerging Markets Fund - Class I Shares	29,366	222,593
Janus Forty Fund - Class N Shares	6,242	179,945
Janus Fund - Class N Shares	5,239	180,061
Janus Global Select Fund - Class I Shares	7,178	87,712
Janus International Equity Fund - Class N Shares	103,606	1,148,990
Janus Overseas Fund - Class N Shares	11,400	283,186
Janus Triton Fund - Class N Shares	11,980	265,240
Janus Twenty Fund - Class D Shares	2,775	149,337
Perkins Large Cap Value Fund - Class N Shares	63,226	960,402
Perkins Small Cap Value Fund - Class N Shares	12,371	233,815
		6,216,505
Fixed Income Funds – 29.8%
Janus Global Bond Fund - Class N Shares	280,628	2,716,484
Janus Short-Term Bond Fund - Class N Shares	154,080	466,863
		3,183,347
Total Investments (total cost $11,087,633) – 98.8%		10,561,949
Cash, Receivables and Other Assets, net of Liabilities – 1.2%		125,065
Net Assets – 100%		$10,687,014

Notes to Schedule of Investments (unaudited)

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2016. Unless otherwise indicated, all information in the table is for the period ended March 31, 2016.

Share			Share
Balance			Balance	Realized	Dividend	Value
at 12/31/15	Purchases	Sales	at 3/31/16	Gain/(Loss)	Income	at 3/31/16

INTECH International Managed Volatility Fund - Class I Shares
105,740	3,623	(9,446)	99,917	$(5,565)	$—	$774,357
INTECH U.S. Managed Volatility Fund - Class N Shares
104,839	3,591	(9,366)	99,064	(11,381)	—	931,204
Janus Adaptive Global Allocation Fund - Class N Shares
59,602	2,042	(5,326)	56,318	(3,023)	—	533,898
Janus Asia Equity Fund - Class I Shares
3,628	124	(324)	3,428	(396)	—	28,969
Janus Aspen Global Research Portfolio - Institutional Shares
3,436	118	(308)	3,246	(775)	—	126,863
Janus Contrarian Fund - Class I Shares
6,478	222	(579)	6,121	(1,573)	—	109,933
Janus Diversified Alternatives Fund - Class N Shares
91,237	3,125	(8,151)	86,211	(1,499)	—	857,801
Janus Emerging Markets Fund - Class I Shares
31,079	1,065	(2,778)	29,366	(2,934)	—	222,593
Janus Forty Fund - Class N Shares
6,605	227	(590)	6,242	(3,360)	—	179,945

Janus Fund - Class N Shares
5,545	190	(496)	5,239	(1,715)	—	180,061
Janus Global Bond Fund - Class N Shares
295,375	11,699	(26,446)	280,628	(7,629)	14,853	2,716,484
Janus Global Real Estate Fund - Class I Shares
30,702	1,132	(2,743)	29,091	(2,841)	—	304,296
Janus Global Select Fund - Class I Shares
7,596	261	(679)	7,178	(978)	—	87,712
Janus International Equity Fund - Class N Shares
109,645	3,756	(9,795)	103,606	(14,831)	—	1,148,990
Janus Overseas Fund - Class N Shares
12,065	413	(1,078)	11,400	(7,106)	—	283,186
Janus Short-Term Bond Fund - Class N Shares
162,534	6,086	(14,540)	154,080	(379)	1,583	466,863
Janus Triton Fund - Class N Shares
12,678	434	(1,132)	11,980	(2,548)	—	265,240
Janus Twenty Fund - Class D Shares
2,937	101	(263)	2,775	(1,423)	—	149,337
Perkins Large Cap Value Fund - Class N Shares
66,912	2,292	(5,978)	63,226	(11,705)	—	960,402
Perkins Small Cap Value Fund - Class N Shares
13,093	448	(1,170)	12,371	(5,898)	—	233,815

Total				$(87,559)	$16,436	$10,561,949

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2016.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Investment Companies
Alternative Funds	$ 1,162,097	$ -	$ -
Equity Funds	6,216,505	-	-
Fixed Income Funds	3,183,347	-	-
Total Assets	$ 10,561,949	$ -	$ -

Significant Accounting Policies

Janus Aspen Global Allocation Portfolio - Moderate (the “Portfolio”) is a series fund. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in other Janus funds (the “underlying funds”). The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio is classified as diversified, as defined in the 1940 Act.

Underlying Funds

The Portfolio invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Portfolio has a target allocation, which is how the Portfolio's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Portfolio's asset class allocations generally will vary over short-term periods. The Portfolio's long-term expected average asset allocation is as follows: 55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Portfolio’s and underlying funds’ prospectuses available at janus.com. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to the Portfolio’s shareholders.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

The Portfolio’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Portfolio invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2016 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Transactions with Affiliates

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2016 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 11,288,067	$ 63,100	$ (789,218)	$ (726,118)

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Global Research Portfolio

Schedule of Investments (unaudited)

March 31, 2016

Shares		Value
Common Stocks – 99.5%
Aerospace & Defense – 2.2%
Meggitt PLC	622,746	$3,636,068
Northrop Grumman Corp.	30,040	5,944,916
United Technologies Corp.	53,473	5,352,647
		14,933,631
Air Freight & Logistics – 0.9%
Panalpina Welttransport Holding AG	53,271	5,952,253
Airlines – 1.1%
United Continental Holdings, Inc.*	120,102	7,189,306
Auto Components – 1.1%
NGK Spark Plug Co., Ltd.	377,700	7,229,768
Beverages – 3.3%
Coca-Cola Co.	214,689	9,959,423
Pernod Ricard SA	49,815	5,554,080
SABMiller PLC	111,632	6,822,508
		22,336,011
Biotechnology – 6.8%
AbbVie, Inc.	107,342	6,131,375
Actelion, Ltd.*	46,098	6,891,680
Alder Biopharmaceuticals, Inc.*	118,864	2,910,979
Amgen, Inc.	62,444	9,362,229
Biogen, Inc.*	17,604	4,582,673
Celgene Corp.*	70,875	7,093,879
Ironwood Pharmaceuticals, Inc.*	508,758	5,565,813
Regeneron Pharmaceuticals, Inc.*	9,596	3,458,782
		45,997,410
Building Products – 1.0%
Geberit AG	17,883	6,684,729
Capital Markets – 2.6%
BlackRock, Inc.	11,749	4,001,357
Blackstone Group LP	197,987	5,553,535
E*TRADE Financial Corp.*	171,233	4,193,496
UBS Group AG	237,945	3,834,549
		17,582,937
Chemicals – 2.4%
Air Products & Chemicals, Inc.	53,853	7,757,525
Johnson Matthey PLC	75,534	2,976,325
PPG Industries, Inc.	46,717	5,208,478
		15,942,328
Commercial Banks – 4.9%
BNP Paribas SA	89,528	4,505,072
HDFC Bank Limited-Foreign	120,764	2,305,034
HSBC Holdings PLC	105,457	657,081
ING Groep NV	416,993	5,042,988
JPMorgan Chase & Co.	88,446	5,237,772
Lloyds Banking Group PLC	6,466,831	6,316,578
Mitsubishi UFJ Financial Group, Inc.	1,162,300	5,386,470
US Bancorp	98,198	3,985,857
		33,436,852
Communications Equipment – 0.4%
CommScope Holding Co., Inc.*	92,795	2,590,836
Construction Materials – 0.9%
Cemex SAB de CV (ADR)	264,181	1,923,238
Vulcan Materials Co.	37,297	3,937,444
		5,860,682
Consumer Finance – 1.6%
American Express Co.	73,445	4,509,523
Synchrony Financial*	227,071	6,507,855
		11,017,378
Containers & Packaging – 0.9%
Crown Holdings, Inc.*	126,892	6,292,574
Diversified Financial Services – 1.4%
Intercontinental Exchange, Inc.	23,253	5,467,710
McGraw Hill Financial, Inc.	43,758	4,331,167
		9,798,877
Electric Utilities – 0.7%
Brookfield Infrastructure Partners LP	119,689	5,042,498
Electrical Equipment – 1.5%
Schneider Electric SE	85,593	5,408,416

Shares		Value
Common Stocks – (continued)
Electrical Equipment – (continued)
Sensata Technologies Holding NV*	115,430	$4,483,301
		9,891,717
Electronic Equipment, Instruments & Components – 1.9%
Amphenol Corp. - Class A	91,071	5,265,725
Keyence Corp.	14,200	7,746,716
		13,012,441
Energy Equipment & Services – 0.9%
Baker Hughes, Inc.	144,527	6,334,618
Food & Staples Retailing – 1.2%
Kroger Co.	215,803	8,254,465
Food Products – 1.9%
Associated British Foods PLC	74,858	3,600,038
Hershey Co.	100,108	9,218,946
		12,818,984
Health Care Equipment & Supplies – 1.0%
Boston Scientific Corp.*	349,932	6,582,221
Health Care Providers & Services – 2.5%
Aetna, Inc.	74,142	8,329,854
Diplomat Pharmacy, Inc.*	112,221	3,074,855
Universal Health Services, Inc. - Class B	42,455	5,294,988
		16,699,697
Hotels, Restaurants & Leisure – 2.6%
Chipotle Mexican Grill, Inc.*	3,780	1,780,267
Galaxy Entertainment Group, Ltd.	508,000	1,905,712
Merlin Entertainments PLC	300,942	2,003,024
Norwegian Cruise Line Holdings, Ltd.*	72,551	4,011,345
Starbucks Corp.	135,860	8,110,842
		17,811,190
Household Durables – 0.4%
Sony Corp.	111,700	2,871,662
Household Products – 0.8%
Colgate-Palmolive Co.	75,087	5,304,897
Independent Power and Renewable Electricity Producers – 0.8%
NRG Energy, Inc.	404,865	5,267,294
Industrial Conglomerates – 0.3%
Seibu Holdings, Inc.	99,200	2,098,953
Information Technology Services – 3.7%
Amdocs, Ltd. (U.S. Shares)	38,621	2,333,481
Cognizant Technology Solutions Corp. - Class A*	47,237	2,961,760
InterXion Holding NV*	49,212	1,701,751
MasterCard, Inc. - Class A	81,108	7,664,706
Visa, Inc. - Class A	80,579	6,162,682
Worldpay Group PLC*	1,128,527	4,458,166
		25,282,546
Insurance – 2.6%
AIA Group, Ltd.	2,316,200	13,123,073
Prudential PLC	225,703	4,216,658
		17,339,731
Internet & Catalog Retail – 1.6%
Amazon.com, Inc.*	8,680	5,152,795
Ctrip.com International, Ltd. (ADR)*	44,664	1,976,829
Priceline Group, Inc.*	3,006	3,874,614
		11,004,238
Internet Software & Services – 4.6%
Alibaba Group Holding, Ltd. (ADR)*,#	47,256	3,734,642
Alphabet, Inc. - Class C	21,293	15,862,220
CoStar Group, Inc.*	14,061	2,645,858
Facebook, Inc. - Class A*	75,248	8,585,797
		30,828,517
Leisure Products – 0.9%
Mattel, Inc.	65,175	2,191,183
Polaris Industries, Inc.	37,915	3,733,869
		5,925,052
Machinery – 1.2%
Dover Corp.	48,501	3,120,069
IMI PLC	231,128	3,161,340
Rexnord Corp.*	106,639	2,156,241
		8,437,650
Media – 2.3%
Comcast Corp. - Class A	102,683	6,271,878
Liberty Global PLC - Class C*	139,538	5,241,047
Walt Disney Co.	40,186	3,990,872
		15,503,797

Shares		Value
Common Stocks – (continued)
Multiline Retail – 0.5%
Dollar Tree, Inc.*	44,718	$3,687,446
Multi-Utilities – 0.5%
Sempra Energy	33,632	3,499,410
Oil, Gas & Consumable Fuels – 6.9%
Anadarko Petroleum Corp.	138,060	6,429,454
Canadian Natural Resources, Ltd.	217,581	5,886,047
Chevron Corp.	75,281	7,181,807
Enterprise Products Partners LP	418,582	10,305,489
MEG Energy Corp.*	231,876	1,169,558
Phillips 66	50,368	4,361,365
Total SA#	243,939	11,117,781
		46,451,501
Personal Products – 0.3%
Estee Lauder Cos., Inc. - Class A	22,645	2,135,650
Pharmaceuticals – 3.0%
Allergan PLC*	19,117	5,123,929
Indivior PLC	1,296,698	3,037,012
Mallinckrodt PLC*	95,638	5,860,697
Pfizer, Inc.	201,336	5,967,599
		19,989,237
Professional Services – 0.9%
Verisk Analytics, Inc.*	73,147	5,845,908
Real Estate Investment Trusts (REITs) – 1.6%
American Tower Corp.	48,375	4,952,149
Simon Property Group, Inc.	27,974	5,809,920
		10,762,069
Real Estate Management & Development – 1.6%
Brookfield Asset Management, Inc. - Class A (U.S. Shares)	139,119	4,839,950
Jones Lang LaSalle, Inc.	51,116	5,996,929
		10,836,879
Road & Rail – 1.5%
Canadian Pacific Railway, Ltd.	77,166	10,253,345
Semiconductor & Semiconductor Equipment – 3.1%
ARM Holdings PLC	408,587	5,949,442
Broadcom, Ltd.	30,770	4,753,965
NXP Semiconductor NV*	43,226	3,504,332
Taiwan Semiconductor Manufacturing Co., Ltd.	1,294,000	6,514,637
		20,722,376
Software – 3.6%
Adobe Systems, Inc.*	41,229	3,867,280
Constellation Software, Inc.	7,442	3,047,575
NetSuite, Inc.*	38,114	2,610,428
Nintendo Co., Ltd.	7,100	1,009,509
Salesforce.com, Inc.*	30,555	2,255,876
ServiceNow, Inc.*	35,275	2,158,124
SS&C Technologies Holdings, Inc.	88,163	5,591,297
Ultimate Software Group, Inc.*	20,150	3,899,025
		24,439,114
Specialty Retail – 1.5%
L'Occitane International SA	2,153,975	3,843,062
Lowe's Cos., Inc.	82,560	6,253,920
		10,096,982
Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	63,774	6,950,728
Samsung Electronics Co., Ltd.	6,632	7,609,921
		14,560,649
Textiles, Apparel & Luxury Goods – 2.7%
Cie Financiere Richemont SA	35,708	2,360,844
Gildan Activewear, Inc.	164,617	5,022,465
NIKE, Inc. - Class B	85,681	5,266,811
Samsonite International SA	1,643,619	5,509,030
		18,159,150
Thrifts & Mortgage Finance – 0.5%
MGIC Investment Corp.*	425,709	3,265,188
Tobacco – 0.7%
British American Tobacco PLC	81,105	4,763,483
Trading Companies & Distributors – 1.9%
Brenntag AG	175,346	10,014,414
Fastenal Co.#	55,035	2,696,715
		12,711,129
Wireless Telecommunication Services – 1.6%
T-Mobile US, Inc.*	122,240	4,681,792
Tower Bersama Infrastructure Tbk PT*	3,446,200	1,514,456

Shares		Value
Common Stocks – (continued)
Wireless Telecommunication Services – (continued)
Vodafone Group PLC	1,352,447	$4,295,949
		10,492,197
Total Common Stocks (cost $621,740,931)		671,829,453
Investment Companies – 0.3%
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Janus Cash Collateral Fund LLC, 0.4107%ºº,£ (cost $2,067,450)	2,067,450	2,067,450
Total Investments (total cost $623,808,381) – 99.8%		673,896,903
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		1,445,630
Net Assets – 100%		$675,342,533

Summary of Investments by Country - (Long Positions) (unaudited)

		% of Investment Securities

Country	Value
United States	$433,866,192	64.4%
United Kingdom	55,893,672	8.3
Canada	35,261,438	5.2
France	30,428,411	4.5
Japan	26,343,078	3.9
Switzerland	25,724,055	3.8
Hong Kong	20,537,815	3.1
Netherlands	10,249,071	1.5
Germany	10,014,414	1.5
South Korea	7,609,921	1.1
Taiwan	6,514,637	1.0
China	5,711,471	0.9
India	2,305,034	0.3
Mexico	1,923,238	0.3
Indonesia	1,514,456	0.2

Total	$673,896,903	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2016.

#	Loaned security; a portion of the security is on loan at March 31, 2016.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2016. Unless otherwise indicated, all information in the table is for the period ended March 31, 2016.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/15	Purchases	Sales	at 3/31/16	Gain/(Loss)	Income	at 3/31/16

Janus Cash Collateral Fund LLC	1,880,835	20,929,975	(20,743,360)	2,067,450	$—	$16,793(1)	$2,067,450
Janus Cash Liquidity Fund LLC	1,804,000	9,580,364	(11,384,364)	—	—	665	—

Total					$—	$17,458	$2,067,450
(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2016.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 671,829,453	$ -	$ -
Investment Companies	-	2,067,450
Total Assets	$ 671,829,453	$ 2,067,450	$ -

Significant Accounting Policies

Janus Aspen Global Research Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in equity securities.The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2016 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2016 can be found in a table located in the Notes to Schedule of Investments and Other Information.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 622,116,537	$103,589,226	$(51,808,860)	$ 51,780,366

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

March 31, 2016

Shares		Value
Common Stocks – 99.6%
Aerospace & Defense – 0.3%
Teledyne Technologies, Inc.*	5,145	$453,480
Automobiles – 0.3%
Tesla Motors, Inc.*,#	2,104	483,436
Communications Equipment – 1.1%
CommScope Holding Co., Inc.*	65,511	1,829,067
Consumer Finance – 1.0%
American Express Co.	25,661	1,575,585
LendingClub Corp.*,#	26,382	218,971
		1,794,556
Electronic Equipment, Instruments & Components – 7.4%
Amphenol Corp. - Class A	115,718	6,690,815
Belden, Inc.	31,423	1,928,744
National Instruments Corp.	57,576	1,733,613
TE Connectivity, Ltd. (U.S. Shares)	40,650	2,517,048
		12,870,220
Household Durables – 0.7%
Sony Corp.	49,100	1,262,297
Information Technology Services – 4.3%
Accenture PLC - Class A (U.S. Shares)	17,438	2,012,345
Amdocs, Ltd. (U.S. Shares)	22,052	1,332,382
Cognizant Technology Solutions Corp. - Class A*	30,964	1,941,443
Computer Sciences Corp.#	11,187	384,721
Gartner, Inc.*	20,496	1,831,318
		7,502,209
Internet & Catalog Retail – 5.3%
Amazon.com, Inc.*	2,755	1,635,478
Ctrip.com International, Ltd. (ADR)*,#	55,223	2,444,170
Etsy, Inc.*	82,081	714,105
JD.com, Inc. (ADR)*,#	19,034	504,401
MakeMyTrip, Ltd.*	20,766	375,657
Netflix, Inc.*	17,552	1,794,341
Priceline Group, Inc.*	1,327	1,710,450
		9,178,602
Internet Software & Services – 23.4%
Alibaba Group Holding, Ltd. (ADR)*,#	46,367	3,664,384
Alphabet, Inc. - Class C	22,777	16,967,725
Care.com, Inc.*	97,992	602,651
ChannelAdvisor Corp.*	56,890	640,013
CoStar Group, Inc.*	8,446	1,589,284
Envestnet, Inc.*	30,753	836,482
Facebook, Inc. - Class A*	51,113	5,831,993
LinkedIn Corp. - Class A*	3,116	356,315
Mail.Ru Group, Ltd. (GDR)*	21,976	476,879
MercadoLibre, Inc.#	11,089	1,306,839
Okta, Inc.*,§	77,511	931,333
Shutterstock, Inc.*,#	18,512	679,946
SPS Commerce, Inc.*	14,792	635,168
Tencent Holdings, Ltd.	168,900	3,448,938
Zillow Group, Inc. - Class A#	36,988	945,043
Zillow Group, Inc. - Class C*,#	73,976	1,755,450
		40,668,443
Media – 1.9%
Walt Disney Co.	33,105	3,287,658
Professional Services – 1.2%
CEB, Inc.	10,934	707,758
Verisk Analytics, Inc.*	16,194	1,294,224
		2,001,982
Real Estate Investment Trusts (REITs) – 4.3%
American Tower Corp.	54,106	5,538,831
Equinix, Inc.	5,809	1,921,094
		7,459,925
Semiconductor & Semiconductor Equipment – 14.3%
ARM Holdings PLC	435,552	6,342,079
ASML Holding NV	7,618	773,786
Broadcom, Ltd.	23,068	3,564,006
Microchip Technology, Inc.#	76,098	3,667,924
NVIDIA Corp.	17,298	616,328
NXP Semiconductor NV*	43,103	3,494,360
ON Semiconductor Corp.*	162,591	1,559,248

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	736,000	$3,705,389
Texas Instruments, Inc.	18,463	1,060,145
		24,783,265
Software – 24.3%
Activision Blizzard, Inc.	19,547	661,470
Adobe Systems, Inc.*	41,385	3,881,913
ANSYS, Inc.*	19,135	1,711,817
Apptio, Inc.*,§	25,738	584,114
Atlassian Corp PLC - Class A*	15,472	389,121
AVEVA Group PLC	32,960	745,455
Blackbaud, Inc.	16,327	1,026,805
Cadence Design Systems, Inc.*	161,133	3,799,516
Constellation Software, Inc.	5,917	2,423,072
Guidewire Software, Inc.*	13,312	725,238
Lyft, Inc.*,§	15,260	408,799
Microsoft Corp.	13,616	752,012
NetSuite, Inc.*,#	52,147	3,571,548
Nexon Co., Ltd.	33,900	578,105
NICE Systems, Ltd. (ADR)	19,732	1,278,436
Nintendo Co., Ltd.	5,832	829,219
PROS Holdings, Inc.*	56,060	660,947
QLIK Technologies, Inc.*	37,274	1,077,964
Salesforce.com, Inc.*	43,001	3,174,764
ServiceNow, Inc.*	68,357	4,182,081
SS&C Technologies Holdings, Inc.	32,843	2,082,903
Tyler Technologies, Inc.*	8,203	1,054,988
Ultimate Software Group, Inc.*	10,460	2,024,010
VMware, Inc. - Class A*,#	8,587	449,186
Workday, Inc. - Class A*,#	41,526	3,190,858
Zendesk, Inc.*	48,150	1,007,780
		42,272,121
Technology Hardware, Storage & Peripherals – 9.8%
Apple, Inc.†	102,039	11,121,231
Samsung Electronics Co., Ltd.	4,674	5,363,205
Seagate Technology PLC	18,292	630,159
		17,114,595
Total Common Stocks (cost $139,152,620)		172,961,856
Investment Companies – 9.2%
Investments Purchased with Cash Collateral from Securities Lending – 8.7%
Janus Cash Collateral Fund LLC, 0.4107%ºº,£	15,159,359	15,159,359
Money Markets – 0.5%
Janus Cash Liquidity Fund LLC, 0.3874%ºº,£	814,057	814,057
Total Investment Companies (cost $15,973,416)		15,973,416
Total Investments (total cost $155,126,036) – 108.8%		188,935,272
Securities Sold Short – (0.5)%
Common Stocks Sold Short – (0.5)%
Communications Equipment – (0.3)%
Arista Networks, Inc.*	2,330	(147,023)
F5 Networks, Inc.*	1,836	(194,341)
Palo Alto Networks, Inc.*	1,342	(218,933)
		(560,297)
Household Durables – (0.2)%
Nikon Corp.	15,600	(259,518)
Total Securities Sold Short (proceeds $855,417) – (0.5)%		(819,815)
Liabilities, net of Cash, Receivables and Other Assets – (8.3)%		(14,379,352)
Net Assets – 100%		$173,736,105

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$150,836,319	79.8%
China	10,061,893	5.3
United Kingdom	7,476,655	4.0
South Korea	5,363,205	2.8
Netherlands	4,268,146	2.3
Taiwan	3,705,389	2.0
Japan	2,669,621	1.4
Canada	2,423,072	1.3
Israel	1,278,436	0.7
Russia	476,879	0.2
India	375,657	0.2

Total	$188,935,272	100.0%

Summary of Investments by Country - (Short Positions) (unaudited)

		% of
		Securities
Country	Value	Sold Short
United States	$(560,297)	68.3%
Japan	(259,518)	31.7

Total	$(819,815)	100.0%

Schedule of Foreign Currency Contracts, Open

Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound	4/14/16	309,000	$443,736	$(2,880)
Japanese Yen	4/14/16	35,682,000	317,197	(3,969)

			760,933	(6,849)
Citibank NA:
Japanese Yen	4/28/16	19,321,000	171,837	(372)
Credit Suisse International:
British Pound	5/12/16	161,000	231,221	423
HSBC Securities (USA), Inc.:
British Pound	4/28/16	294,000	422,213	(7,297)
Japanese Yen	4/28/16	30,300,000	269,482	(514)

			691,695	(7,811)
JPMorgan Chase & Co.:
British Pound	4/14/16	329,000	472,457	(2,627)
Japanese Yen	4/14/16	70,500,000	626,714	(6,823)

			1,099,171	(9,450)
RBC Capital Markets Corp.:
British Pound	5/12/16	212,000	304,465	514
Japanese Yen	5/12/16	51,300,000	456,435	536

			760,900	1,050
Total			$3,715,757	$(23,009)

Schedule of OTC Written Options
Counterparty	Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Put Options:
Morgan Stanley & Co.	VMware, Inc. - Class A	35	$45.00	6/16	$7,945	$3,655	$(4,290)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2016, is $7,084,350.

ºº	Rate shown is the 7-day yield as of March 31, 2016.

#	Loaned security; a portion of the security is on loan at March 31, 2016.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2016. Unless otherwise indicated, all information in the table is for the period ended March 31, 2016.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/15	Purchases	Sales	at 3/31/16	Gain/(Loss)	Income	at 3/31/16

Janus Cash Collateral Fund LLC	10,086,821	26,614,393	(21,541,855)	15,159,359	$—	$46,894(1)	$15,159,359
Janus Cash Liquidity Fund LLC	2,643,876	9,387,048	(11,216,867)	814,057	—	1,037	814,057

Total					$—	$47,931	$15,973,416

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of March 31, 2016)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apptio, Inc.	5/2/13	$584,114	$584,114	0.4%
Lyft, Inc.	12/17/15	408,799	408,799	0.2
Okta, Inc.	5/23/14	612,947	931,333	0.5
Total		$1,605,860	$1,924,246	1.1%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2016. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2016.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Internet Software & Services	$ 39,737,110	$ -	$ 931,333
Software	41,279,208	-	992,913
All Other	90,021,292	-	-
Investment Companies	-	15,973,416	-
Total Investments in Securities	$ 171,037,610	$ 15,973,416	$ 1,924,246
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 1,473	$ -
Total Assets	$ 171,037,610	$ 15,974,889	$ 1,924,246

Liabilities
Investments in Securities Sold Short:
Common Stocks	$ 819,815	$ -	$ -
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 24,482	$ -
Options Written, at Value	-	4,290	-
Total Liabilities	$ 819,815	$ 28,772	$ -

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Aspen Global Technology Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under ASC 820. These are categorized as Level 3 in the hierarchy.

Assets categorized as Level 3 in the hierarchy have been fair valued as follows: 1) at cost; and/or 2) at market comparable transactions.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2016 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2016 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period ended March 31, 2016, the average ending monthly currency value amounts on sold forward currency contracts is $3,554,254.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Portfolio may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolio may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolio to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

In writing an option, the Portfolio bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolio may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Exercise of an option written by the Portfolio could result in the Portfolio buying or selling a security at a price different from the current market value.

During the period, the Portfolio wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.

During the period, the Portfolio wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

During the period ended March 31, 2016, the average ending monthly market value amounts on written call and put options are $2,651 and $3,807, respectively.

Written option activity for the period ended March 31, 2016 is indicated in the table below:

	Number of	Premiums
	Contracts	Received
Options outstanding at December 31, 2015	295	$ 47,325
Options written	116	13,420
Options closed	(170)	(10,200)
Options expired	(176)	(40,770)
Options exercised	(30)	(1,830)
Options outstanding at March 31, 2016	35	$ 7,945

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Short Sales

The Portfolio may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Portfolio owns or selling short a security that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolio does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Portfolio borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.

The Portfolio may also engage in other short sales. The Portfolio may engage in short sales when the portfolio manager(s) and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Portfolio must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain as a result of a short sale is limited to the price at which the Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolio will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolio are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedule of Investments. The Portfolio is also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolio pays stock loan fees on assets borrowed from the security broker.

The Portfolio may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Portfolio to similar risks. To the extent that the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2016 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 155,659,028	$39,451,253	$ (6,175,009)	$ 33,276,244

Information on the tax components of securities sold short as of March 31, 2016 is as follows:

Federal Tax Cost	Unrealized (Appreciation)	Unrealized Depreciation	Net Tax (Appreciation)/ Depreciation
$ (855,417)	$ (16,870)	$ 52,472	$ 35,602

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Global Unconstrained Bond Portfolio

Schedule of Investments (unaudited)

March 31, 2016

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 10.1%
Banc of America Funding 2005-5 Trust, 5.5000%, 9/25/35	$3,251	$3,161
Banc of America Funding 2006-7 Trust, 6.0000%, 9/25/36†,‡	4,153	3,946
Credit Suisse First Boston Mortgage Securities Corp., 5.5000%, 12/25/34†	114,417	119,127
Fannie Mae REMICS, 5.5670%, 3/25/39‡	199,766	23,028
Fannie Mae REMICS, 6.1170%, 5/25/39‡	427,729	54,654
Fannie Mae REMICS, 5.7170%, 3/25/40‡	137,308	18,696
Fannie Mae REMICS, 6.1170%, 7/25/42‡	80,609	15,374
Fannie Mae REMICS, 5.1670%, 5/25/45‡	214,948	32,948
Freddie Mac REMICS, 5.6138%, 4/15/39‡	151,364	17,463
Freddie Mac REMICS, 5.6138%, 5/15/39‡	74,182	8,615
Freddie Mac REMICS, 5.6170%, 5/25/39‡	258,337	29,977
Freddie Mac REMICS, 6.2138%, 11/15/40‡	125,582	14,685
Freddie Mac REMICS, 6.1138%, 3/15/41‡	22,583	3,792
Freddie Mac REMICS, 6.1138%, 5/15/42‡	47,470	9,112
Government National Mortgage Association, 3.5000%, 12/20/39	168,830	11,223
Government National Mortgage Association, 6.1679%, 12/20/39‡	79,880	9,794
Government National Mortgage Association, 5.2179%, 10/20/45‡	92,835	13,846
MASTR Alternative Loan Trust 2004-6, 6.0000%, 7/25/34	29,303	29,375
Morgan Stanley Mortgage Loan Trust 2006-2, 5.7500%, 2/25/36†	213,356	200,871
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $615,825)		619,687
Corporate Bonds – 67.6%
Banking – 10.5%
Ally Financial, Inc., 3.2996%, 7/18/16‡	18,000	18,040
Ally Financial, Inc., 2.7500%, 1/30/17	6,000	5,970
Ally Financial, Inc., 5.5000%, 2/15/17	35,000	35,641
Ally Financial, Inc., 3.2500%, 9/29/17†	2,000	1,988
Ally Financial, Inc., 6.2500%, 12/1/17	2,000	2,085
Ally Financial, Inc., 3.2500%, 2/13/18†	120,000	118,800
Ally Financial, Inc., 8.0000%, 12/31/18†	25,000	27,000
Bank of America Corp., 5.7500%, 8/15/16	15,000	15,250
Countrywide Financial Corp., 6.2500%, 5/15/16	189,000	190,073
HSBC Bank Brasil SA - Banco Multiplo, 4.0000%, 5/11/16 (144A)	200,000	200,020
Toll Road Investors Partnership II LP, 0%, 2/15/43 (144A)†,◊,§	100,000	20,746
Zions Bancorporation, 4.5000%, 3/27/17	8,000	8,161
		643,774
Basic Industry – 1.1%
BHP Billiton Finance USA, Ltd., 1.6250%, 2/24/17	7,000	7,006
Kinross Gold Corp., 3.6250%, 9/1/16	26,000	26,000
Reliance Steel & Aluminum Co., 6.2000%, 11/15/16	32,000	32,815
United States Steel Corp., 6.0500%, 6/1/17	1,000	977
		66,798
Brokerage – 0.4%
Nomura Holdings, Inc., 2.0000%, 9/13/16†	23,000	23,069
Capital Goods – 5.7%
CEMEX Espana SA, Luxembourg, 9.8750%, 4/30/19 (144A)	150,000	158,025
Masco Corp., 6.1250%, 10/3/16†	162,000	165,928
SPX FLOW, Inc., 6.8750%, 9/1/17†	27,000	27,911
		351,864
Communications – 0.7%
CenturyLink, Inc., 5.1500%, 6/15/17†	2,000	2,040
Embarq Corp., 7.0820%, 6/1/16	1,000	1,006
Qwest Corp., 6.5000%, 6/1/17†	40,000	41,650
		44,696
Consumer Cyclical – 15.1%
ADT Corp., 2.2500%, 7/15/17†	8,000	8,100
Centex LLC, 6.5000%, 5/1/16	16,000	16,000
Dillard's, Inc., 6.6250%, 1/15/18†	5,000	5,305
Dillard's, Inc., 7.1300%, 8/1/18	12,000	13,137
Ford Motor Credit Co. LLC, 4.2070%, 4/15/16	100,000	100,089
Ford Motor Credit Co. LLC, 1.4610%, 3/27/17†	200,000	199,726
Ford Motor Credit Co. LLC, 2.9430%, 1/8/19	200,000	203,086
General Motors Financial Co., Inc., 2.7500%, 5/15/16	24,000	24,043
Lennar Corp., 6.5000%, 4/15/16	83,000	83,000
Lennar Corp., 4.5000%, 11/15/19†	12,000	12,480
MGM Resorts International, 6.8750%, 4/1/16	14,000	14,000
MGM Resorts International, 7.5000%, 6/1/16	228,000	229,710
Realogy Group LLC / Sunshine Group Florida, Ltd., 3.3750%, 5/1/16 (144A)	7,000	6,991
Yum! Brands, Inc., 6.2500%, 4/15/16	13,000	13,013
		928,680

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – 4.0%
Constellation Brands, Inc., 7.2500%, 9/1/16	$16,000	$16,320
Constellation Brands, Inc., 7.2500%, 5/15/17†	8,000	8,460
Reynolds American, Inc., 3.5000%, 8/4/16	15,000	15,094
Tate & Lyle International Finance PLC, 6.6250%, 6/15/16 (144A)	100,000	101,036
Tesco PLC, 5.5000%, 11/15/17 (144A)	100,000	104,033
		244,943
Electric – 1.7%
Dominion Resources, Inc., 1.9500%, 8/15/16	9,000	9,028
Dominion Resources, Inc., 4.1040%, 4/1/21(a)	31,000	31,700
DPL, Inc., 6.5000%, 10/15/16	3,000	3,060
Southern Power Co., 1.8500%, 12/1/17†	27,000	27,198
TransAlta Corp., 1.9000%, 6/3/17†	32,000	30,906
		101,892
Energy – 8.4%
Anadarko Petroleum Corp., 5.9500%, 9/15/16†	74,000	75,285
Anadarko Petroleum Corp., 6.3750%, 9/15/17	8,000	8,384
Boardwalk Pipelines LP, 5.8750%, 11/15/16	2,000	2,005
Boardwalk Pipelines LP, 5.5000%, 2/1/17	17,000	16,999
Canadian Natural Resources, Ltd., 5.7000%, 5/15/17	8,000	8,247
ConocoPhillips Canada Funding Co. I, 5.6250%, 10/15/16	34,000	34,792
Devon Energy Corp., 1.1739%, 12/15/16‡	2,000	1,960
FMC Technologies, Inc., 2.0000%, 10/1/17	17,000	16,530
Hess Corp., 1.3000%, 6/15/17	16,000	15,811
Marathon Oil Corp., 6.0000%, 10/1/17	35,000	35,478
Marathon Petroleum Corp., 2.7000%, 12/14/18	14,000	13,984
Nabors Industries, Inc., 2.3500%, 9/15/16	22,000	21,914
Noble Holding International, Ltd., 5.0000%, 3/16/18†	13,000	12,075
Northwest Pipeline LLC, 5.9500%, 4/15/17	11,000	10,953
Plains All American Pipeline LP / PAA Finance Corp., 6.1250%, 1/15/17†	2,000	2,066
Sabine Pass LNG LP, 7.5000%, 11/30/16	200,000	205,800
Spectra Energy Capital LLC, 6.2000%, 4/15/18	19,000	19,946
Spectra Energy Partners LP, 2.9500%, 6/15/16	8,000	8,010
Williams Partners LP / Williams Partners Finance Corp., 7.2500%, 2/1/17	4,000	4,099
		514,338
Finance Companies – 4.3%
Aviation Capital Group Corp., 3.8750%, 9/27/16 (144A)†	5,000	5,025
CIT Group, Inc., 5.0000%, 5/15/17†	43,000	43,753
CIT Group, Inc., 4.2500%, 8/15/17†	30,000	30,528
International Lease Finance Corp., 5.7500%, 5/15/16	28,000	28,070
International Lease Finance Corp., 2.5839%, 6/15/16‡	7,000	7,007
International Lease Finance Corp., 6.7500%, 9/1/16 (144A)†	141,000	143,115
iStar, Inc., 3.8750%, 7/1/16	3,000	2,997
		260,495
Financial – 4.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.5000%, 3/15/17	98,000	97,510
LeasePlan Corp. NV, 2.8750%, 1/22/19 (144A)†	200,000	199,280
		296,790
Government Sponsored – 0.4%
Eksportfinans ASA, 2.3750%, 5/25/16	22,000	22,017
Eksportfinans ASA, 5.5000%, 5/25/16	5,000	5,027
		27,044
Natural Gas – 0.1%
Sempra Energy, 6.5000%, 6/1/16	6,000	6,047
Owned No Guarantee – 4.1%
ICBCIL Finance Co., Ltd., 2.6000%, 11/13/18 (144A)†	200,000	201,064
Petrobras Global Finance BV, 2.2382%, 5/20/16‡	24,000	23,916
Petroleos Mexicanos, 5.5000%, 2/4/19 (144A)	25,000	26,188
		251,168
Real Estate Investment Trusts (REITs) – 4.4%
Highwoods Realty LP, 5.8500%, 3/15/17†	210,000	217,476
Ventas Realty LP, 1.5500%, 9/26/16†	53,000	53,057
		270,533
Technology – 1.7%
Dell, Inc., 3.1000%, 4/1/16	31,000	31,000
Fidelity National Information Services, Inc., 2.8500%, 10/15/18†	52,000	52,848
Juniper Networks, Inc., 3.1250%, 2/26/19	19,000	19,323
		103,171
Transportation – 0.2%
ERAC USA Finance LLC, 1.4000%, 4/15/16 (144A)	2,000	2,000
Kansas City Southern, 1.3211%, 10/28/16 (144A)‡	8,000	7,935
		9,935
Total Corporate Bonds (cost $4,136,101)		4,145,237

Shares or Principal Amounts		Value
Common Stocks – 6.5%
Beverages – 2.6%
SABMiller PLC	2,647	$161,774
Chemicals – 1.0%
Airgas, Inc.	444	62,888
Electronic Equipment, Instruments & Components – 0.1%
Ingram Micro, Inc. - Class A	230	8,259
Food & Staples Retailing – 0.3%
Rite Aid Corp.*	1,957	15,950
Gas Utilities – 1.0%
AGL Resources, Inc.†	838	54,587
Piedmont Natural Gas Co., Inc.	57	3,410
		57,997
Health Care Equipment & Supplies – 0.3%
Alere, Inc.*	343	17,359
Insurance – 0.8%
Fidelity & Guaranty Life	1,336	35,057
Phoenix Cos., Inc.*	321	11,826
		46,883
Media – 0%
Cablevision Systems Corp. - Class A	3	99
Multi-Utilities – 0%
TECO Energy, Inc.†	60	1,652
Real Estate Investment Trusts (REITs) – 0.4%
American Capital Agency Corp.	392	7,303
Annaly Capital Management, Inc.	338	3,468
Capstead Mortgage Corp.	1,357	13,421
		24,192
Total Common Stocks (cost $391,754)		397,053
Short-Term Taxable Variable Rate Demand Notes – 1.1%
Chicago Board of Education, 6.0380%, 12/1/29†	$15,000	11,129
City of Chicago, IL, 5.3640%, 12/1/29†	20,000	17,422
City of Chicago, IL, 6.2070%, 1/1/32†	40,000	36,556
Total Short-Term Taxable Variable Rate Demand Notes (cost $66,520)		65,107
Investment Companies – 15.5%
Closed-End Funds – 1.2%
BlackRock Credit Allocation Income Trust	65	814
BlackRock Taxable Municipal Bond Trust	2,376	54,624
Eaton Vance Limited Duration Income Fund	226	2,979
First Trust Intermediate Duration Preferred & Income Fund	348	7,847
Nuveen Build America Bond Fund	124	2,677
Nuveen Preferred Income Opportunities Fund	153	1,432
PIMCO Dynamic Credit Income Fund	118	2,058
		72,431
Exchange-Traded Funds (ETFs) – 0.3%
Duff & Phelps Global Utility Income Fund, Inc.	98	1,559
iShares US Preferred Stock	204	7,962
Reaves Utility Income Fund	329	9,863
		19,384
Money Markets – 14.0%
Janus Cash Liquidity Fund LLC, 0.3874%ºº,£	860,496	860,496
Total Investment Companies (cost $949,978)		952,311
Total Investments (total cost $6,160,178) – 100.8%		6,179,395
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(48,285)
Net Assets – 100%		$6,131,110

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,869,712	78.8%
United Kingdom	378,918	6.1
Brazil	223,936	3.6
China	201,064	3.3
Netherlands	199,280	3.2
Mexico	184,213	3.0
Canada	65,153	1.1
Norway	27,044	0.4
Japan	23,069	0.4
Australia	7,006	0.1

Total	$6,179,395	100.0%

Schedule of Futures

Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Sold:
90-Day Euro	4	9/17	$(1,550)	$(800)
90-Day Euro	14	12/17	(5,937)	(3,150)
90-Day Euro	4	3/18	(1,950)	(950)
90-Day Euro	7	6/18	(2,013)	(1,663)
Total			$(11,450)	$(6,563)

Schedule of Exchange-Traded Written Options
Description	Number of Contracts	Exercise Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
10-Year US Treasury Note Future	2	$132.00	4/16	$526	$276	$(250)
S&P 500® Emini Future	4	2,070.00	4/16	1,342	(558)	(1,900)
	6			1,868	(282)	(2,150)
Written Put Options:
10-Year US Treasury Note Future	2	128.00	4/16	744	650	(94)
10-Year US Treasury Note Future	8	128.50	4/16	1,915	1,290	(625)
	10			2,659	1,940	(719)
Total	16			$4,527	$1,658	$(2,869)

Schedule of Exchange-Traded Written Options with Variation Margin
Description	Number of Contracts	Exercise Price		Expiration Date	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Written Call Options:
Euro-Bund Future	8	164.00	EUR	4/16	$922	$979
Euro-Bund Future	4	165.00	EUR	4/16	(54)	(37)
Total	12				$868	$942

Schedule of OTC Written Interest Rate Swaptions
Counterparty/ Description	Pay/ Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Premiums Received	Unrealized Appreciation/ (Depreciation)	Swaptions Written, at Value
Written Call Swaptions:
Barclays Capital:
Interest Rate Swap maturing 4/4/46	Receive	3-Month USD LIBOR	1.80%	4/4/16	$179,000	USD	$1,271	$1,271	$-
Interest Rate Swap maturing 4/4/46	Receive	3-Month USD LIBOR	2.00	4/4/16	549,000	USD	3,034	2,909	(125)
Interest Rate Swap maturing 5/23/46	Receive	6-Month EURIBOR	0.80	5/19/16	161,000	EUR	2,814	1,813	(1,001)
Interest Rate Swap maturing 5/19/46	Receive	6-Month GBP LIBOR	1.40	5/19/16	129,000	GBP	1,302	589	(713)
Goldman Sachs International:
Interest Rate Swap maturing 4/4/46	Receive	3-Month USD LIBOR	1.80	4/4/16	179,000	USD	1,002	1,002	-
Interest Rate Swap maturing 4/4/46	Receive	3-Month USD LIBOR	2.00	4/4/16	184,000	USD	662	620	(42)
Interest Rate Swap maturing 4/20/46	Receive	3-Month USD LIBOR	2.00	4/18/16	379,000	USD	1,583	76	(1,507)
Interest Rate Swap maturing 5/23/46	Receive	6-Month EURIBOR	0.80	5/19/16	337,000	EUR	2,506	410	(2,096)
Interest Rate Swap maturing 5/23/46	Receive	6-Month EURIBOR	0.90	5/19/16	170,000	EUR	1,643	(439)	(2,082)
JPMorgan Chase & Co.:
Interest Rate Swap maturing 5/23/46	Receive	6-Month GBP LIBOR	1.40	5/19/16	125,000	GBP	2,460	1,769	(691)
							18,277	10,020	(8,257)
Written Put Swaptions:
Bank of America:
Interest Rate Swap maturing 4/20/46	Pay	6-Month EURIBOR	1.20	4/18/16	184,000	EUR	1,701	1,362	(339)
Barclays Capital:
Interest Rate Swap maturing 4/20/46	Pay	6-Month EURIBOR	1.20	4/18/16	148,000	EUR	1,418	1,146	(272)
Interest Rate Swap maturing 4/18/46	Pay	6-Month GBP LIBOR	1.85	4/18/16	129,000	GBP	635	523	(112)
Goldman Sachs International:
Interest Rate Swap maturing 4/6/46	Pay	3-Month USD LIBOR	2.50	4/4/16	358,000	USD	2,488	2,488	-
Interest Rate Swap maturing 4/20/46	Pay	6-Month EURIBOR	1.20	4/18/16	171,000	EUR	1,611	1,296	(315)
Interest Rate Swap maturing 5/23/46	Pay	3-Month USD LIBOR	2.40	5/19/16	567,000	USD	4,517	1,432	(3,085)
Interest Rate Swap maturing 5/23/46	Pay	6-Month EURIBOR	1.20	5/19/16	167,000	EUR	1,873	1	(1,872)
Interest Rate Swap maturing 5/19/46	Pay	6-Month GBP LIBOR	1.85	5/19/16	133,000	GBP	998	1	(997)
JPMorgan Chase & Co.:
Interest Rate Swap maturing 4/20/46	Pay	3-Month USD LIBOR	2.40	4/18/16	184,000	USD	570	436	(134)
Interest Rate Swap maturing 5/23/46	Pay	3-Month USD LIBOR	2.40	5/19/16	430,000	USD	3,483	1,144	(2,339)
							19,294	9,829	(9,465)
Total							$37,571	$19,849	$(17,722)

Schedule of OTC Written Credit Default Swaptions
						Unrealized	Swaptions
Counterparty/		Fixed	Expiration	Notional	Premiums	Appreciation/	Written,
Reference Asset	Description	Rate	Date	Amount	Received	(Depreciation)	at Value

Written Call Swaptions:
Credit Suisse International:
CDX NA.IG.26	Credit Default Swap maturing 6/20/21	1.00%	4/20/16	$287,000	$172	$31	$(141)
Goldman Sachs International:
CDX NA.HY.25	Credit Default Swap maturing 12/20/20	5.00	4/20/16	95,000	166	(11)	(177)
CDX NA.HY.25	Credit Default Swap maturing 12/20/20	5.00	6/15/16	453,000	3,057	(281)	(3,338)
CDX NA.IG.26	Credit Default Swap maturing 6/20/21	1.00	6/15/16	227,000	309	(75)	(384)
JPMorgan Chase & Co.:
CDX NA.HY.25	Credit Default Swap maturing 12/20/20	5.00	4/20/16	184,000	570	227	(343)
CDX NA.HY.25	Credit Default Swap maturing 12/20/20	5.00	6/15/16	189,000	662	(731)	(1,393)
CDX NA.IG.25	Credit Default Swap maturing 12/20/20	1.00	4/20/16	553,000	138	116	(22)
					$5,074	$(724)	$(5,798)

Schedule of Centrally Cleared Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/ (Liability)
Pay	Mexico Interbank TIE 28 Day	7.1400%	2/18/26	3,284,000	MXN	$750	$(204)	$25

Schedule of OTC Interest Rate Swaps
Outstanding
Counterparty/					Unrealized	Swap Contracts,
Pay/Receive	Floating	Fixed	Maturity	Notional	Appreciation/	at Value
Floating Rate	Rate	Rate	Date	Amount	(Depreciation)	Asset/(Liability)

Goldman Sachs International:

Receive	CPI Urban Consumers NSA	1.6625%	3/31/21	$379,000	$$723	$723

Schedule of OTC Credit Default Swaps - Buy Protection
						Outstanding
				Premiums	Unrealized	Swap Contacts,
Counterparty/	Fixed	Maturity	Notional	Paid/	Appreciation/	at Value
Reference Asset	Rate	Date	Amount	(Received)	(Depreciation)	Asset/(Liability)
BNP Paribas:
Weatherford Bermuda	1.00%	12/20/16	$4,000	$243	$(224)	$19
Citigroup Global Markets: :
Talen Energy Supply LLC	1.00	12/20/16	15,000	80	(71)	9
Goldman Sachs International: :
United States Steel Corp.	5.00	12/20/16	1,000	420	(371)	49
Total				$743	$(666)	$77

Schedule of OTC Credit Default Swaps - Sell Protection(1)
							Outstanding
Counterparty/	S&P				Premiums	Unrealized	Swap Contacts,
Reference Asset Type/	Credit	Fixed	Maturity	Notional	Paid/	Appreciation/	at Value
Reference Asset	Rating	Rate	Date	Amount(2)	(Received)	(Depreciation)	Asset/(Liability)

Barclays Capital, Inc.:
Corporate Bonds
Berkshire Hathaway, Inc.	AA	1.00%	12/20/20	$87,000	$1,207	$(383)	$824
Berkshire Hathaway, Inc.	AA	1.00	12/20/20	84,000	694	(470)	224

							Outstanding
Counterparty/	S&P				Premiums	Unrealized	Swap Contacts,
Reference Asset Type/	Credit	Fixed	Maturity	Notional	Paid/	Appreciation/	at Value
Reference Asset	Rating	Rate	Date	Amount(2)	(Received)	(Depreciation)	Asset/(Liability)
BNP Paribas:
Foreign Government Bonds
Federative Republic of Brazil	BB	1.00%	6/20/16	$ 230,000	$ (510)	$ 309	$ (201)
People's Republic of China	AA-	1.00	3/20/20	500,000	1,027	(123)	904
Petrobas Global Finance BV	B+	1.00	6/20/16	37,000	646	624	1,270
United Mexican States	BBB+	1.00	6/20/16	115,000	283	653	936
Citigroup Global Markets:
Credit Default Swap Index
MCDX.NA.24(3)	N/A	1.00	6/20/20	59,000	137	250	387
Foreign Government Bonds
People's Republic of China	AA-	1.00	3/20/20	250,000	1,918	(1,034)	884
Credit Suisse International:
Corporate Bonds
Berkshire Hathaway, Inc.	AA	1.00	6/20/20	57,000	1,824	(56)	1,768
Foreign Government Bonds
Republic of Colombia	BBB	1.00	6/20/16	69,000	417	(138)	279
United Mexican States	BBB+	1.00	6/20/16	66,000	651	(432)	219
Goldman Sachs International:
Corporate Bonds
Berkshire Hathaway, Inc.	AA	1.00	3/20/20	250,000	1,253	(477)	776
Berkshire Hathaway, Inc.	AA	1.00	3/20/20	60,000	283	653	936
Berkshire Hathaway, Inc.	AA	1.00	3/20/20	59,000	242	(116)	126
Berkshire Hathaway, Inc.	AA	1.00	3/20/20	59,000	144	(24)	120
Berkshire Hathaway, Inc.	AA	1.00	12/20/20	87,000	1,288	(435)	853
Foreign Corporate Bonds
Kingdom of Spain	BBB+	1.00	3/20/17	120,000	1,266	(442)	824
Foreign Government Bonds
Arab Republic of Egypt	B-	1.00	6/20/16	14,000	1,238	(538)	700
Republic of Indonesia	BB+	1.00	3/20/20	250,000	1,237	(413)	824
Republic of Italy	NR	1.00	3/20/17	120,000	5,119	(1,628)	3,491
United Mexican States	BBB+	1.00	6/20/16	116,000	1,222	(384)	838
JPMorgan Chase & Co.:
Corporate Bonds
Berkshire Hathaway, Inc.	AA	1.00	12/20/20	118,000	(83)	13	(70)
Foreign Government Bonds
United Mexican States	BBB+	1.00	6/20/16	118,000	682	(461)	221
Morgan Stanley:
Corporate Bonds
Berkshire Hathaway, Inc.	AA	1.00	3/20/20	59,000	(4,339)	(429)	(4,768)

Total					$17,846	$(5,481)	$12,365
(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)

If a credit event occurs, the notional amount represents the maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection.

(3)

For those index credit default swaps entered into by the Portfolio to sell protection, “Outstanding Swap Contracts, at Value” serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

Notes to Schedule of Investments (unaudited)

S&P 500® Index	Measures broad U.S. equity performance.

LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

OTC	Over-the-Counter
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2016 is $1,175,458, which represents 19.2% of net assets.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2016, is $2,159,019.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of March 31, 2016.

ºº	Rate shown is the 7-day yield as of March 31, 2016.

(a)	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2016. Unless otherwise indicated, all information in the table is for the period ended March 31, 2016.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/15	Purchases	Sales	at 3/31/16	Gain/(Loss)	Income	at 3/31/16

Janus Cash Liquidity Fund LLC	748,000	4,288,496	(4,176,000)	860,496	$—	$640	$860,496

§				Schedule of Restricted and Illiquid Securities (as of March 31, 2016)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Toll Road Investors Partnership II LP, 0%, 2/15/43	1/29/15	$18,716	$20,746	0.3%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2016. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2016.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ -	$ 619,687	$ -
Corporate Bonds	-	4,145,237	-
Common Stocks	397,053	-	-
Short-Term Taxable Variable Rate Demand Notes	-	65,107	-
Investment Companies	91,815	860,496	-
Total Investments in Securities	$ 488,868	$ 5,690,527	$ -
Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$ -	$ 18,204	$ -
Variation Margin Receivable	-	1,004	-
Total Assets	$ 488,868	$ 5,709,735	$ -
Liabilities
Other Financial Instruments(a):
Options Written, at Value	$ -	$ 2,869	$ -
Outstanding Swap Contracts, at Value	-	5,039	-
Swaptions Written, at Value	-	23,520	-
Variation Margin Payable	6,563	37	-
Total Liabilities	$ 6,563	$ 31,465	$ -

(a) Other financial instruments include forward currency, futures, written options, written swaptions, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Aspen Global Unconstrained Bond Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in income-producing securities. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-

dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2016 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2016 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period ended March 31, 2016, the average ending monthly currency value amounts on purchased and sold forward currency contracts are $22,621 and $59,830, respectively. There were no forward currency contracts held at March 31, 2016.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolio may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Portfolio is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Portfolio may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Securities held by the Portfolio that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolio’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.During the period, the Portfolio sold interest rate futures to decrease exposure to interest rate risk.

During the period ended March 31, 2016, the average ending monthly market value amounts on sold futures contracts is $2,474,075.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Portfolio may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolio may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolio to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

The Portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Portfolio may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Portfolio purchased call options on various equity indices for the purpose of increasing exposure to broad equity risk.

During the period, the Portfolio purchased call options on foreign exchange rates vs. the U.S. dollar in order to increase foreign currency exposure and reduce U.S. dollar exposure where increasing this exposure via the options market was most attractive.

During the period, the Portfolio purchased put options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.

During the period ended March 31, 2016, the average ending monthly market value amounts on purchased call and put options are $0 and $1,949, respectively. There were no purchased options held at March 31, 2016.

In writing an option, the Portfolio bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolio may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Exercise of an option written by the Portfolio could result in the Portfolio buying or selling a security at a price different from the current market value.

During the period, the Portfolio wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Portfolio wrote put options on bond futures in order to increase interest rate risk where increasing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Portfolio wrote call options on various equity index futures for the purpose of decreasing exposure to broad equity risk and/or generating carry.

During the period, the Portfolio wrote put options on various equity index futures for the purpose of increasing exposure to broad equity risk and/or generating carry.

During the period, the Portfolio wrote call options on foreign exchange rates vs. the U.S. dollar in order to reduce currency risk where reducing this exposure via the foreign exchange forward markets was less attractive.

During the period, the Portfolio wrote put options on foreign exchange rates vs. the U.S. dollar in order to increase currency risk where increasing this exposure via the foreign exchange forward markets was less attractive.

During the period, the Portfolio wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.

During the period, the Portfolio wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

During the period, the Portfolio wrote call options on commodity futures for the purpose of decreasing exposure to commodity risk and/or generating income.

During the period, the Portfolio wrote put options on commodity futures for the purpose of increasing exposure to commodity risk and/or generating income.

During the period ended March 31, 2016, the average ending monthly market value amounts on written call and put options are $6,977 and $9,158, respectively.

Written option activity for the period ended March 31, 2016 is indicated in the table below:

	Number of	Premiums
	Contracts	Received
Options outstanding at December 31, 2015	158,042	$ 20,907
Options written	158,803	61,563
Options closed	(316,314)	(26,255)
Options expired	(478)	(49,187)
Options exercised	(25)	(2,501)
Options outstanding at March 31, 2016	28	$ 4,527

Options on Swap Contracts (Swaptions)

The Portfolio may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as “swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.

Swaptions can be used for a variety of purposes, including to manage the Portfolio’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Portfolio's exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Portfolio may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Interest rate written receiver swaptions, if exercised by the purchaser, allow the Portfolio to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Portfolio as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Portfolio to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Portfolio as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the Portfolio to buy credit protection through credit default swaps. Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Portfolio as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Portfolio to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Portfolio as the likelihood of a credit event on the reference asset(s) decreases. Swaptions purchased are reported in the Schedule of Investments (if applicable).

During the period, the Portfolio sold interest rate receiver swaptions (call) in order to gain interest rate volatility exposure and to reduce interest rate exposure.

During the period, the Portfolio sold interest rate payer swaptions (put) in order to gain interest rate volatility exposure and to also gain interest rate exposure.

During the period, the Portfolio sold credit default receiver swaptions (call) in order to gain credit market volatility exposure and to reduce credit exposure.

During the period, the Portfolio sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.

During the period ended March 31, 2016, the average ending monthly market value amounts on written call and put swaptions are $9,742 and $6,908, respectively.

Written swaption activity for the period ended March 31, 2016 is indicated in the table below:

	Notional Amount	Premiums Received
Swaptions outstanding at December 31, 2015	14,116,000	$81,464
Swaptions written	7,197,000	45,000
Swaptions closed	(6,577,000)	(54,794)
Swaptions expired	(7,885,000)	(29,025)
Swaptions exercised	-	-
Swaptions outstanding at March 31, 2016	6,851,000	$42,645

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.

Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.

The Portfolio may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Portfolio does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Portfolio had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Portfolio will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Portfolio may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Portfolio, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Portfolio.

As a buyer of credit protection, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Portfolio as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and potentially received no benefit from the contract.

If the Portfolio is the seller of credit protection against a particular security, the Portfolio would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Portfolio would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

The Portfolio may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Portfolio’s total return. Single-name CDS enable the Portfolio to buy or sell protection against a credit event of a specific issuer. When the Portfolio buys a single-name CDS, the Portfolio will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Portfolio to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Portfolio.

The Portfolio may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A Portfolio holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.

During the period, the Portfolio purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.

During the period, the Portfolio sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

During the period ended March 31, 2016, the average ending monthly market value amounts on credit default swaps which are long and short credit default swaps are the reference asset $330 and $(1), respectively.

The Portfolio’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

During the period, the Portfolio entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Portfolio benefits by receiving a higher expected future floating rate, while paying a fixed rate that has not increased.

During the period, the Portfolio entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Portfolio benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.

During the period, the Portfolio entered into an inflation swap paying a fixed interest rate and receiving a floating rate linked to an inflation index; i.e. actual realized inflation, in order to increase our exposure to inflation. With higher inflation, the Portfolio benefits by receiving a higher floating rate, while paying a fixed rate that has not increased.

During the period ended March 31, 2016, the average ending monthly market value amounts on interest rate swaps which are long is the reference asset $758.

Other Investments and Strategies

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Exchange-Traded Funds

The Portfolio may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Portfolio invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in a Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Portfolio may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, and commodity-linked investments risk. The Portfolio is also subject to the risks associated with the securities in which the ETF invests.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Portfolio’s yield and your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

When-Issued and Delayed Delivery Securities

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolio may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio may hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2016 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is investments in derivatives.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 6,167,915	$ 27,261	$ (15,781)	$ 11,480

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen INTECH U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

March 31, 2016

Shares		Value
Common Stocks – 98.9%
Aerospace & Defense – 0.6%
Lockheed Martin Corp.	18,500	$4,097,750
Raytheon Co.	6,000	735,780
		4,833,530
Air Freight & Logistics – 0.9%
CH Robinson Worldwide, Inc.	40,600	3,013,738
Expeditors International of Washington, Inc.	66,900	3,265,389
United Parcel Service, Inc. - Class B	5,400	569,538
		6,848,665
Auto Components – 0.1%
BorgWarner, Inc.	9,800	376,320
Beverages – 2.3%
Coca-Cola Co.	27,300	1,266,447
Coca-Cola Enterprises, Inc.	72,100	3,658,354
Constellation Brands, Inc. - Class A	15,700	2,372,113
Molson Coors Brewing Co. - Class B	9,000	865,620
Monster Beverage Corp.*	2,500	333,450
PepsiCo, Inc.	90,600	9,284,688
		17,780,672
Chemicals – 0.1%
Airgas, Inc.	4,100	580,724
LyondellBasell Industries NV - Class A	1,700	145,486
		726,210
Commercial Banks – 1.6%
Comerica, Inc.	2,800	106,036
M&T Bank Corp.	38,294	4,250,634
People's United Financial, Inc.#	320,500	5,105,565
Zions Bancorporation	134,300	3,251,403
		12,713,638
Commercial Services & Supplies – 1.4%
Cintas Corp.	4,300	386,183
Republic Services, Inc.	116,900	5,570,285
Stericycle, Inc.*,#	35,200	4,441,888
Waste Management, Inc.	7,900	466,100
		10,864,456
Communications Equipment – 0.3%
F5 Networks, Inc.*	4,700	497,495
Motorola Solutions, Inc.	26,200	1,983,340
		2,480,835
Consumer Finance – 0.1%
Discover Financial Services	8,300	422,636
Synchrony Financial*	22,500	644,850
		1,067,486
Diversified Consumer Services – 0.1%
H&R Block, Inc.#	20,500	541,610
Diversified Financial Services – 1.7%
Berkshire Hathaway, Inc. - Class B*	4,800	681,024
CME Group, Inc.	57,600	5,532,480
Intercontinental Exchange, Inc.	27,702	6,513,848
Nasdaq, Inc.	6,000	398,280
		13,125,632
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	248,432	9,731,082
Verizon Communications, Inc.	93,800	5,072,704
		14,803,786
Electric Utilities – 9.1%
American Electric Power Co., Inc.	10,900	723,760
Duke Energy Corp.	92,300	7,446,764
Edison International	45,900	3,299,751
Entergy Corp.	52,800	4,185,984
Eversource Energy	49,900	2,911,166
Exelon Corp.	15,800	566,588
FirstEnergy Corp.	18,200	654,654
NextEra Energy, Inc.	11,400	1,349,076
Pinnacle West Capital Corp.	13,800	1,035,966
PPL Corp.	85,900	3,270,213
Southern Co.	776,600	40,173,518
Xcel Energy, Inc.	125,500	5,248,410
		70,865,850

Shares		Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 0.1%
FLIR Systems, Inc.	34,500	$1,136,775
Energy Equipment & Services – 0.4%
National Oilwell Varco, Inc.#	95,400	2,966,940
Food & Staples Retailing – 3.4%
Costco Wholesale Corp.	5,000	787,900
Kroger Co.	79,400	3,037,050
Sysco Corp.	110,100	5,144,973
Wal-Mart Stores, Inc.	213,900	14,650,011
Whole Foods Market, Inc.	104,900	3,263,439
		26,883,373
Food Products – 13.1%
Campbell Soup Co.	31,300	1,996,627
ConAgra Foods, Inc.	430,400	19,204,448
General Mills, Inc.	572,900	36,293,215
Hershey Co.#	129,100	11,888,819
Hormel Foods Corp.	18,000	778,320
JM Smucker Co.	22,000	2,856,480
Kellogg Co.	301,900	23,110,445
McCormick & Co., Inc.	41,300	4,108,524
Mead Johnson Nutrition Co.	8,200	696,754
Tyson Foods, Inc. - Class A	14,100	939,906
		101,873,538
Gas Utilities – 0.6%
AGL Resources, Inc.	76,800	5,002,752
Health Care Equipment & Supplies – 2.8%
Baxter International, Inc.	22,000	903,760
Becton Dickinson and Co.	42,189	6,405,134
CR Bard, Inc.	36,900	7,478,523
Edwards Lifesciences Corp.*	11,600	1,023,236
Intuitive Surgical, Inc.*	5,100	3,065,355
St Jude Medical, Inc.	8,200	451,000
Zimmer Biomet Holdings, Inc.	26,200	2,793,706
		22,120,714
Health Care Providers & Services – 7.0%
Aetna, Inc.	54,464	6,119,030
AmerisourceBergen Corp.	84,600	7,322,130
Anthem, Inc.	23,000	3,196,770
Cardinal Health, Inc.	9,500	778,525
Cigna Corp.	43,900	6,024,836
DaVita HealthCare Partners, Inc.*	85,700	6,288,666
Express Scripts Holding Co.*,#	25,900	1,779,071
HCA Holdings, Inc.*	28,400	2,216,620
Humana, Inc.	50,400	9,220,680
Laboratory Corp. of America Holdings*	83,900	9,827,207
Patterson Cos., Inc.	9,400	437,382
UnitedHealth Group, Inc.	5,200	670,280
Universal Health Services, Inc. - Class B	4,900	611,128
		54,492,325
Hotels, Restaurants & Leisure – 3.9%
Chipotle Mexican Grill, Inc.*,#	15,000	7,064,550
Darden Restaurants, Inc.	49,700	3,295,110
McDonald's Corp.	161,700	20,322,456
		30,682,116
Household Durables – 0%
Garmin, Ltd.	3,100	123,876
Household Products – 11.2%
Clorox Co.	154,800	19,514,088
Colgate-Palmolive Co.	81,500	5,757,975
Kimberly-Clark Corp.	204,000	27,440,040
Procter & Gamble Co.	423,700	34,874,747
		87,586,850
Information Technology Services – 0.4%
International Business Machines Corp.	22,500	3,407,625
Insurance – 0.8%
Chubb, Ltd.	6,982	831,905
Loews Corp.	59,900	2,291,774
Torchmark Corp.	10,600	574,096
Unum Group	36,300	1,122,396
Willis Towers Watson PLC	7,900	937,414
XL Group PLC	17,700	651,360
		6,408,945
Internet Software & Services – 0.3%
eBay, Inc.*	36,400	868,504

Shares		Value
Common Stocks – (continued)
Internet Software & Services – (continued)
Facebook, Inc. - Class A*	6,900	$787,290
VeriSign, Inc.*,#	4,500	398,430
		2,054,224
Leisure Products – 0.9%
Hasbro, Inc.	41,100	3,292,110
Mattel, Inc.#	104,600	3,516,652
		6,808,762
Life Sciences Tools & Services – 0.2%
Illumina, Inc.*	4,200	680,862
PerkinElmer, Inc.	7,000	346,220
Waters Corp.*	4,600	606,832
		1,633,914
Machinery – 0.9%
Deere & Co.#	70,500	5,427,795
Stanley Black & Decker, Inc.	3,400	357,714
Xylem, Inc.	23,300	952,970
		6,738,479
Media – 0.9%
Cablevision Systems Corp. - Class A	50,000	1,650,000
Time Warner Cable, Inc.	26,400	5,401,968
		7,051,968
Metals & Mining – 1.5%
Newmont Mining Corp.	437,200	11,620,776
Multiline Retail – 3.2%
Dollar General Corp.	71,000	6,077,600
Dollar Tree, Inc.*	48,465	3,996,424
Kohl's Corp.	70,600	3,290,666
Macy's, Inc.	45,000	1,984,050
Nordstrom, Inc.#	26,700	1,527,507
Target Corp.	101,000	8,310,280
		25,186,527
Multi-Utilities – 5.2%
Ameren Corp.	17,700	886,770
CMS Energy Corp.	16,900	717,236
Consolidated Edison, Inc.#	362,400	27,767,088
Dominion Resources, Inc.	9,200	691,104
DTE Energy Co.	7,400	670,884
NiSource, Inc.	29,500	695,020
PG&E Corp.	40,400	2,412,688
Public Service Enterprise Group, Inc.	25,100	1,183,214
SCANA Corp.	9,800	687,470
TECO Energy, Inc.	124,400	3,424,732
WEC Energy Group, Inc.	28,249	1,696,918
		40,833,124
Oil, Gas & Consumable Fuels – 0.6%
EQT Corp.	9,100	612,066
Range Resources Corp.#	106,500	3,448,470
Southwestern Energy Co.*,#	119,600	965,172
		5,025,708
Personal Products – 0.1%
Estee Lauder Cos., Inc. - Class A	7,400	697,894
Pharmaceuticals – 3.8%
Allergan PLC*	1,498	401,509
Eli Lilly & Co.	23,900	1,721,039
Johnson & Johnson	246,600	26,682,120
Perrigo Co. PLC#	3,500	447,755
		29,252,423
Professional Services – 0.2%
Equifax, Inc.	3,900	445,731
Verisk Analytics, Inc.*	13,400	1,070,928
		1,516,659
Real Estate Investment Trusts (REITs) – 4.2%
AvalonBay Communities, Inc.	24,200	4,602,840
Crown Castle International Corp.	31,200	2,698,800
Equity Residential	53,100	3,984,093
Essex Property Trust, Inc.	9,700	2,268,442
Federal Realty Investment Trust	5,100	795,855
HCP, Inc.#	133,700	4,355,946
Macerich Co.	35,400	2,805,096
Public Storage	600	165,498
Realty Income Corp.#	15,800	987,658
Ventas, Inc.	78,700	4,954,952
Welltower, Inc.#	64,000	4,437,760

Shares		Value
Common Stocks – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Weyerhaeuser Co.	25,600	$793,088
		32,850,028
Semiconductor & Semiconductor Equipment – 0.2%
Broadcom, Ltd.	6,341	979,685
Lam Research Corp.#	5,300	437,780
		1,417,465
Software – 0.1%
Symantec Corp.	33,000	606,540
Specialty Retail – 7.4%
Advance Auto Parts, Inc.	1,600	256,544
AutoZone, Inc.*	31,600	25,175,404
Bed Bath & Beyond, Inc.#	41,700	2,069,988
GameStop Corp. - Class A#	12,800	406,144
Gap, Inc.#	71,000	2,087,400
L Brands, Inc.	26,000	2,283,060
O'Reilly Automotive, Inc.*	27,800	7,607,748
Signet Jewelers, Ltd.	48,300	5,990,649
Staples, Inc.	598,200	6,598,146
TJX Cos., Inc.	6,000	470,100
Urban Outfitters, Inc.*	136,700	4,523,403
		57,468,586
Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.	63,100	6,877,269
Textiles, Apparel & Luxury Goods – 0.4%
Hanesbrands, Inc.	18,600	527,124
PVH Corp.	24,600	2,436,876
		2,964,000
Tobacco – 3.7%
Altria Group, Inc.	293,300	18,378,178
Reynolds American, Inc.	206,346	10,381,267
		28,759,445
Trading Companies & Distributors – 0.3%
WW Grainger, Inc.#	11,600	2,707,788
Total Common Stocks (cost $670,649,673)		771,786,098
Investment Companies – 10.0%
Investments Purchased with Cash Collateral from Securities Lending – 9.0%
Janus Cash Collateral Fund LLC, 0.4107%ºº,£	70,165,132	70,165,132
Money Markets – 1.0%
Janus Cash Liquidity Fund LLC, 0.3874%ºº,£	7,626,240	7,626,240
Total Investment Companies (cost $77,791,372)		77,791,372
Total Investments (total cost $748,441,045) – 108.9%		849,577,470
Liabilities, net of Cash, Receivables and Other Assets – (8.9)%		(69,628,153)
Net Assets – 100%		$779,949,317

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2016.

#	Loaned security; a portion of the security is on loan at March 31, 2016.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2016. Unless otherwise indicated, all information in the table is for the period ended March 31, 2016.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/15	Purchases	Sales	at 3/31/16	Gain/(Loss)	Income	at 3/31/16

Janus Cash Collateral Fund LLC	13,478,199	89,406,268	(32,719,335)	70,165,132	$—	$17,748(1)	$70,165,132

Janus Cash Liquidity Fund LLC	11,929,718	48,952,522	(53,256,000)	7,626,240	—	9,202	7,626,240

Total					$—	$26,950	$77,791,372

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2016.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 771,786,098	$ -	$ -
Investment Companies	-	77,791,372	-
Total Assets	$ 771,786,098	$ 77,791,372	$ -

Significant Accounting Policies

Janus Aspen INTECH U.S. Low Volatility Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in common stocks. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2016 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

To the extent that real estate-related securities may be included in the Portfolio’s named benchmark index, INTECH’s mathematical investment process may select equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2016 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 748,485,404	$112,113,723	$(11,021,657)	$ 101,092,066

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Janus Portfolio

Schedule of Investments (unaudited)

March 31, 2016

Shares or Contract Amounts		Value
Common Stocks – 95.3%
Aerospace & Defense – 3.9%
Honeywell International, Inc.	88,729	$9,942,085
Northrop Grumman Corp.	30,128	5,962,331
TransDigm Group, Inc.*	19,922	4,389,614
		20,294,030
Airlines – 0.9%
Southwest Airlines Co.	98,864	4,429,107
Auto Components – 0.9%
Delphi Automotive PLC	65,123	4,885,528
Automobiles – 0.3%
Tesla Motors, Inc.*	7,478	1,718,220
Beverages – 1.1%
Coca-Cola Co.	122,218	5,669,693
Biotechnology – 3.9%
AbbVie, Inc.	40,606	2,319,415
Amgen, Inc.	70,201	10,525,236
Celgene Corp.*	61,971	6,202,677
Regeneron Pharmaceuticals, Inc.*	4,160	1,499,430
		20,546,758
Chemicals – 0.4%
PPG Industries, Inc.	19,504	2,174,501
Consumer Finance – 0.8%
Synchrony Financial*	152,458	4,369,446
Containers & Packaging – 0.8%
Ball Corp.	55,305	3,942,694
Diversified Consumer Services – 0.5%
ServiceMaster Global Holdings, Inc.*	62,905	2,370,260
Diversified Financial Services – 2.0%
Intercontinental Exchange, Inc.	24,374	5,731,302
Markit, Ltd.*	37,074	1,310,566
McGraw Hill Financial, Inc.	32,843	3,250,800
		10,292,668
Electric Utilities – 0.5%
Brookfield Infrastructure Partners LP	65,247	2,748,856
Electrical Equipment – 0.8%
Sensata Technologies Holding NV*	112,170	4,356,683
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp. - Class A	82,609	4,776,452
Energy Equipment & Services – 0.2%
Baker Hughes, Inc.	27,794	1,218,211
Food & Staples Retailing – 2.6%
Costco Wholesale Corp.	36,027	5,677,135
Kroger Co.	201,756	7,717,167
		13,394,302
Food Products – 0.5%
Hershey Co.	30,069	2,769,054
Health Care Equipment & Supplies – 2.4%
Boston Scientific Corp.*	442,676	8,326,736
Teleflex, Inc.	27,184	4,268,160
		12,594,896
Health Care Providers & Services – 1.5%
Aetna, Inc.	19,048	2,140,043
AmerisourceBergen Corp.	23,304	2,016,961
Express Scripts Holding Co.*	55,228	3,793,611
		7,950,615
Health Care Technology – 1.0%
athenahealth, Inc.*	37,170	5,158,453
Hotels, Restaurants & Leisure – 6.5%
Aramark	134,865	4,466,729
Chipotle Mexican Grill, Inc.*,†	6,908	3,253,461
Dunkin' Brands Group, Inc.	157,689	7,438,190
McDonald's Corp.	58,496	7,351,777
Norwegian Cruise Line Holdings, Ltd.*	156,101	8,630,824
Starbucks Corp.	41,559	2,481,072
		33,622,053
Household Products – 2.2%
Colgate-Palmolive Co.	40,707	2,875,950
Kimberly-Clark Corp.	62,240	8,371,902
		11,247,852

Shares or Contract Amounts		Value
Common Stocks – (continued)
Industrial Conglomerates – 1.8%
General Electric Co.	201,850	$6,416,812
Roper Industries, Inc.	17,523	3,202,679
		9,619,491
Information Technology Services – 3.1%
MasterCard, Inc. - Class A	70,110	6,625,395
Visa, Inc. - Class A	123,600	9,452,928
		16,078,323
Internet & Catalog Retail – 2.9%
Amazon.com, Inc.*	21,493	12,759,105
Ctrip.com International, Ltd. (ADR)*	52,778	2,335,954
		15,095,059
Internet Software & Services – 11.5%
Alibaba Group Holding, Ltd. (ADR)*	56,911	4,497,676
Alphabet, Inc. - Class A*,†	6,551	4,997,758
Alphabet, Inc. - Class C†	36,633	27,289,753
CoStar Group, Inc.*	25,648	4,826,184
Facebook, Inc. - Class A*	161,570	18,435,137
		60,046,508
Leisure Products – 1.6%
Mattel, Inc.	115,541	3,884,488
Polaris Industries, Inc.	43,783	4,311,750
		8,196,238
Media – 2.8%
Comcast Corp. - Class A	155,221	9,480,899
Liberty Global PLC - Class C*	129,905	4,879,232
		14,360,131
Multiline Retail – 2.5%
Dollar General Corp.	62,614	5,359,758
Dollar Tree, Inc.*	95,133	7,844,667
		13,204,425
Oil, Gas & Consumable Fuels – 0.5%
Anadarko Petroleum Corp.	24,482	1,140,127
Antero Resources Corp.*	56,939	1,416,073
		2,556,200
Personal Products – 1.0%
Estee Lauder Cos., Inc. - Class A	53,912	5,084,441
Pharmaceuticals – 6.5%
Allergan PLC*	46,271	12,402,016
Bristol-Myers Squibb Co.	192,383	12,289,426
Endo International PLC*	53,343	1,501,606
Jazz Pharmaceuticals PLC*	34,624	4,520,163
Mallinckrodt PLC*	55,344	3,391,480
		34,104,691
Professional Services – 1.8%
Nielsen Holdings PLC	55,458	2,920,418
Verisk Analytics, Inc.*	80,302	6,417,736
		9,338,154
Real Estate Investment Trusts (REITs) – 1.5%
American Tower Corp.	67,855	6,946,316
Colony Starwood Homesß	42,973	957,224
		7,903,540
Real Estate Management & Development – 1.8%
CBRE Group, Inc. - Class A*	239,843	6,912,275
Colony American Homes Holdings III LP§	442,372	2,325,771
		9,238,046
Road & Rail – 0.6%
Canadian Pacific Railway, Ltd. (U.S. Shares)	22,318	2,961,375
Semiconductor & Semiconductor Equipment – 3.1%
ARM Holdings PLC	32,803	477,645
Broadcom, Ltd.	52,033	8,039,099
NXP Semiconductor NV*	57,436	4,656,337
Taiwan Semiconductor Manufacturing Co., Ltd.	545,942	2,748,543
		15,921,624
Software – 8.3%
Adobe Systems, Inc.*	80,154	7,518,445
ANSYS, Inc.*,†	31,804	2,845,186
Cadence Design Systems, Inc.*	285,773	6,738,527
NetSuite, Inc.*	61,162	4,188,985
Salesforce.com, Inc.*	103,074	7,609,953
ServiceNow, Inc.*	42,481	2,598,988
SS&C Technologies Holdings, Inc.	53,805	3,412,313
Ultimate Software Group, Inc.*	27,678	5,355,693

Shares or Contract Amounts		Value
Common Stocks – (continued)
Software – (continued)
Workday, Inc. - Class A*	40,556	$3,116,323
		43,384,413
Specialty Retail – 3.9%
AutoZone, Inc.*	6,199	4,938,681
Home Depot, Inc.	86,449	11,534,890
Sally Beauty Holdings, Inc.*	126,783	4,105,234
		20,578,805
Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.†	190,702	20,784,611
Textiles, Apparel & Luxury Goods – 0.9%
Gildan Activewear, Inc.	86,341	2,634,264
NIKE, Inc. - Class B	34,669	2,131,103
		4,765,367
Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.*	87,314	3,344,126
Total Common Stocks (cost $410,003,905)		497,095,900
Investment Companies – 4.2%
Money Markets – 4.2%
Janus Cash Liquidity Fund LLC, 0.3874%ºº,£ (cost $21,857,612)	21,857,612	21,857,612
OTC Purchased Options – Puts – 0%
Counterparty/Reference Asset
Credit Suisse International:
Market Vectors Semiconductor (ETF),
exercise price $48.00, expires April 2016*	1,603	1,355
UBS AG:
Synchrony Financial, exercise price $26.00, expires June 2016*	949	47,923
Total OTC Purchased Options – Puts (premiums paid $349,170)		49,278
Total Investments (total cost $432,210,687) – 99.5%		519,002,790
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		2,418,025
Net Assets – 100%		$521,420,815

Summary of Investments by Country - (Long Positions) (unaudited)

		% of Investment
Country	Value	Securities
United States	$494,631,574	95.3%
Canada	8,344,495	1.6
China	6,833,630	1.3
Netherlands	4,656,337	0.9
Taiwan	2,748,543	0.5
United Kingdom	1,788,211	0.4

Total	$519,002,790	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2016, is $28,829,260.

ß	Security is illiquid.

ºº	Rate shown is the 7-day yield as of March 31, 2016.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2016. Unless otherwise indicated, all information in the table is for the period ended March 31, 2016.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/15	Purchases	Sales	at 3/31/16	Gain/(Loss)	Income	at 3/31/16

Janus Cash Liquidity Fund LLC	17,559,010	35,478,602	(31,180,000)	21,857,612	$—	$13,997	$21,857,612

§				Schedule of Restricted and Illiquid Securities (as of March 31, 2016)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes Holdings III LP	1/30/13	$3,058,780	$2,325,771	0.4%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2016. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2016.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Real Estate Investment Trusts (REITs)	$ 6,946,316	$ 957,224	$ -
Real Estate Management & Development	6,912,275	-	2,325,771
All Other	479,954,314	-	-

Investment Companies	-	21,857,612	-
OTC Purchased Options - Puts	-	49,278	-
Total Assets	$ 493,812,905	$ 22,864,114	$ 2,325,771

Significant Accounting Policies

Janus Aspen Janus Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in common stocks. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2016 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2016.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2016 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period ended March 31, 2016, the average ending monthly currency value amounts on sold forward currency contracts is $0. There were no forward currency contracts held at March 31, 2016.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Portfolio may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolio may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolio to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty. The Portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Portfolio may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Portfolio purchased put options on various equity securities, and ETFs for the purpose of decreasing exposure to individual equity risk.

During the period ended March 31, 2016, the average ending monthly market value amounts on purchased put options is $113,061.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2016 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 432,541,831	$102,640,853	$(16,179,894)	$ 86,460,959

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Overseas Portfolio

Schedule of Investments (unaudited)

March 31, 2016

Shares		Value
Common Stocks – 97.2%
Aerospace & Defense – 0.3%
Safran SA	32,049	$2,241,683
Airlines – 6.2%
United Continental Holdings, Inc.*,†	756,199	45,266,072
Auto Components – 1.2%
NGK Spark Plug Co., Ltd.	444,800	8,514,167
Automobiles – 3.2%
Hyundai Motor Co.	92,602	12,350,713
Mahindra & Mahindra, Ltd.	593,098	10,844,018
		23,194,731
Beverages – 6.9%
Diageo PLC	1,025,674	27,711,962
Pernod Ricard SA	106,221	11,843,018
Remy Cointreau SA	142,656	10,828,593
		50,383,573
Capital Markets – 2.0%
Atlas Mara, Ltd.*	1,795,894	8,799,881
Deutsche Bank AG	320,028	5,443,210
		14,243,091
Commercial Banks – 11.4%
Axis Bank, Ltd.	863,257	5,790,246
Banca Popolare di Milano Scarl	12,318,335	8,611,917
BNP Paribas SA	426,409	21,457,012
Intesa Sanpaolo SpA	8,229,503	22,788,730
Mitsubishi UFJ Financial Group, Inc.	3,218,800	14,916,948
Permanent TSB Group Holdings PLC*	3,000,845	9,289,622
		82,854,475
Construction & Engineering – 1.1%
Louis XIII Holdings, Ltd.*	28,094,400	7,714,361
Diversified Telecommunication Services – 3.5%
Nippon Telegraph & Telephone Corp.	596,100	25,681,088
Food Products – 0.2%
Marfrig Global Foods SA*	674,400	1,217,484
Hotels, Restaurants & Leisure – 4.9%
Cox & Kings, Ltd.	1,043,702	2,844,203
GVC Holdings PLC	1,607,659	11,658,402
Merlin Entertainments PLC	571,376	3,802,992
Orascom Development Holding AG*	267,746	2,409,491
Shangri-La Asia, Ltd.	12,803,835	14,607,771
		35,322,859
Household Durables – 0.7%
Gree Electric Appliances, Inc. of Zhuhaiß	1,690,502	5,023,726
Industrial Conglomerates – 0.6%
Shun Tak Holdings, Ltd.	13,198,529	4,372,796
Information Technology Services – 2.7%
Vakrangee, Ltd.	4,178,812	12,504,725
Worldpay Group PLC*	1,888,199	7,459,197
		19,963,922
Insurance – 6.1%
AIA Group, Ltd.	5,459,000	30,929,477
NN Group NV	61,985	2,027,804
Tokio Marine Holdings, Inc.	342,239	11,556,991
		44,514,272
Internet & Catalog Retail – 4.4%
Ctrip.com International, Ltd. (ADR)*,†	422,486	18,699,230
MakeMyTrip, Ltd.*,†	743,676	13,453,099
		32,152,329
Internet Software & Services – 5.4%
Alibaba Group Holding, Ltd. (ADR)*	417,454	32,991,390
Auto Trader Group PLC (144A)	1,059,083	5,931,278
		38,922,668
Metals & Mining – 4.7%
Hindustan Zinc, Ltd.	3,386,647	9,390,092
Rio Tinto, Ltd.	759,065	24,834,829
		34,224,921
Multi-Utilities – 0.5%
National Grid PLC	277,609	3,935,432
Oil, Gas & Consumable Fuels – 6.8%
Athabasca Oil Corp.*	2,242,036	1,778,297

Shares		Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
Cobalt International Energy, Inc.*,†	1,922,041	$5,708,462
Genel Energy PLC*	2,711,084	3,406,471
Karoon Gas Australia, Ltd.*	2,339,238	2,240,993
Ophir Energy PLC*	5,285,118	5,843,851
Petroleo Brasileiro SA (ADR)*	754,331	4,405,293
Reliance Industries, Ltd.	619,533	9,778,924
Sequa Petroleum NV*,ß	4,194,389	8,477,345
Tullow Oil PLC*	2,815,760	7,961,503
		49,601,139
Pharmaceuticals – 6.6%
AstraZeneca PLC	442,920	24,821,151
Sanofi	134,150	10,814,782
Teva Pharmaceutical Industries, Ltd. (ADR)	233,505	12,494,853
		48,130,786
Real Estate Investment Trusts (REITs) – 1.1%
Japan Hotel REIT Investment Corp.	9,068	7,985,771
Real Estate Management & Development – 0.3%
Housing Development & Infrastructure, Ltd.*	1,646,529	1,818,909
Semiconductor & Semiconductor Equipment – 4.6%
ARM Holdings PLC	1,907,526	27,775,516
Sumco Corp.	955,800	6,013,564
		33,789,080
Software – 2.7%
Nexon Co., Ltd.	1,146,300	19,548,118
Specialty Retail – 0.5%
L'Occitane International SA	1,847,000	3,295,366
Technology Hardware, Storage & Peripherals – 1.8%
Samsung Electronics Co., Ltd.	11,298	12,963,946
Textiles, Apparel & Luxury Goods – 1.8%
Samsonite International SA	3,914,100	13,119,155
Thrifts & Mortgage Finance – 0.9%
LIC Housing Finance, Ltd.	842,222	6,272,387
Tobacco – 0.7%
British American Tobacco PLC	91,197	5,356,210
Trading Companies & Distributors – 3.4%
Brenntag AG	434,898	24,838,026
Total Common Stocks (cost $708,413,963)		706,462,543
Preferred Stocks – 0.9%
Pharmaceuticals – 0.9%
Teva Pharmaceutical Industries, Ltd., 7.0000%† (cost $7,846,025)	7,740	6,841,696
Investment Companies – 1.2%
Money Markets – 1.2%
Janus Cash Liquidity Fund LLC, 0.3874%ºº,£ (cost $8,533,232)	8,533,232	8,533,232
Total Investments (total cost $724,793,220) – 99.3%		721,837,471
Cash, Receivables and Other Assets, net of Liabilities – 0.7%		4,986,992
Net Assets – 100%		$726,824,463

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$141,057,375	19.5%
Japan	94,216,647	13.1
India	72,696,603	10.1
Hong Kong	70,743,560	9.8
France	60,480,454	8.4
United States	59,507,766	8.2
China	56,714,346	7.9
Italy	31,400,647	4.3
Germany	30,281,236	4.2
Australia	27,075,822	3.7
South Korea	25,314,659	3.5
Israel	19,336,549	2.7
Netherlands	10,505,149	1.5
Ireland	9,289,622	1.3
Brazil	5,622,777	0.8
Turkey	3,406,471	0.5
Switzerland	2,409,491	0.3

Canada	1,778,297	0.2

Total	$721,837,471	100.0%

Schedule of Foreign Currency Contracts, Open

Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Citibank NA:
Japanese Yen	4/28/16	490,735,000	$4,364,497	$(9,453)
HSBC Securities (USA), Inc.:
Japanese Yen	4/28/16	147,000,000	1,307,388	(2,494)
JPMorgan Chase & Co.:
Japanese Yen	4/14/16	322,300,000	2,865,102	(31,439)
Total			$8,536,987	$(43,386)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2016 is $5,931,278, which represents 0.8% of net assets.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2016, is $77,461,979.

ß	Security is illiquid.

ºº	Rate shown is the 7-day yield as of March 31, 2016.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2016. Unless otherwise indicated, all information in the table is for the period ended March 31, 2016.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/15	Purchases	Sales	at 3/31/16	Gain/(Loss)	Income	at 3/31/16

Janus Cash Collateral Fund LLC	84,937,316	33,431,092	(118,368,408)	—	$—	$108,510(1)	$—
Janus Cash Liquidity Fund LLC	18,707,218	82,674,014	(92,848,000)	8,533,232	—	17,818	8,533,232

Total					$—	$126,328	$8,533,232
(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2016.

Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Household Durables	$ -	$ -	$ 5,023,726
Oil, Gas & Consumable Fuels	41,123,794	8,477,345	-
All Other	651,837,678	-	-

Preferred Stocks	-	6,841,696

Investment Companies	-	8,533,232	-
Total Assets	$ 692,961,472	$ 23,852,273	$ 5,023,726

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ -	$ 43,386	$ -

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options and swap contracts are reported at their market value at measurement date.

Significant Accounting Policies

Janus Aspen Overseas Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2016 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2016.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $11,166,199 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Financial assets of $5,818,455 were transferred out of Level 1 to Level 3 since the current market for the securities with quoted prices are not considered active.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2016 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period ended March 31, 2016, the average ending monthly currency value amounts on sold forward currency contracts is $10,819,293.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2016 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 727,069,450	$116,879,155	$(122,111,134)	$ (5,231,979)

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

March 31, 2016

Shares or Principal Amounts		Value
Common Stocks – 93.9%
Aerospace & Defense – 1.9%
BWX Technologies, Inc.	56,050	$1,881,038
Beverages – 2.6%
Coca-Cola Enterprises, Inc.	13,361	677,937
Dr Pepper Snapple Group, Inc.	21,719	1,942,113
		2,620,050
Building Products – 2.1%
Simpson Manufacturing Co., Inc.	54,831	2,092,899
Capital Markets – 2.6%
Invesco, Ltd.	38,363	1,180,430
Lazard, Ltd. - Class A	23,512	912,266
Raymond James Financial, Inc.	12,311	586,127
		2,678,823
Chemicals – 1.3%
FMC Corp.	18,683	754,233
Westlake Chemical Corp.	11,648	539,302
		1,293,535
Commercial Banks – 6.3%
CIT Group, Inc.	41,485	1,287,280
Citizens Financial Group, Inc.	121,234	2,539,852
Fifth Third Bancorp	95,917	1,600,855
Umpqua Holdings Corp.	61,060	968,412
		6,396,399
Commercial Services & Supplies – 2.0%
Republic Services, Inc.	15,143	721,564
Waste Connections, Inc.	20,191	1,304,137
		2,025,701
Communications Equipment – 2.0%
F5 Networks, Inc.*	14,420	1,526,357
NetScout Systems, Inc.*	20,775	477,202
		2,003,559
Consumer Finance – 1.2%
Ally Financial, Inc.*	66,437	1,243,701
Containers & Packaging – 2.5%
Crown Holdings, Inc.*	11,225	556,648
Packaging Corp. of America	32,121	1,940,108
		2,496,756
Electric Utilities – 5.2%
Pinnacle West Capital Corp.	34,153	2,563,866
PNM Resources, Inc.	41,455	1,397,863
PPL Corp.	34,693	1,320,763
		5,282,492
Electrical Equipment – 1.0%
Generac Holdings, Inc.*	27,850	1,037,134
Food & Staples Retailing – 2.0%
Casey's General Stores, Inc.	18,372	2,081,915
Food Products – 4.6%
ConAgra Foods, Inc.	39,483	1,761,731
JM Smucker Co.	10,376	1,347,220
Mead Johnson Nutrition Co.	14,095	1,197,652
Sanderson Farms, Inc.	4,163	375,419
		4,682,022
Gas Utilities – 2.2%
Southwest Gas Corp.	33,371	2,197,480
Health Care Providers & Services – 3.5%
AmerisourceBergen Corp.	11,275	975,851
Laboratory Corp. of America Holdings*	15,230	1,783,890
Patterson Cos., Inc.	17,076	794,546
		3,554,287
Information Technology Services – 1.0%
Jack Henry & Associates, Inc.	5,439	459,976
Total System Services, Inc.	12,631	600,983
		1,060,959
Insurance – 6.5%
Allied World Assurance Co. Holdings AG	24,201	845,583
Marsh & McLennan Cos., Inc.	17,034	1,035,497
RenaissanceRe Holdings, Ltd.	8,258	989,556
Torchmark Corp.	42,096	2,279,919

Shares or Principal Amounts		Value
Common Stocks – (continued)
Insurance – (continued)
XL Group PLC	38,494	$1,416,579
		6,567,134
Internet & Catalog Retail – 0.6%
HSN, Inc.	12,243	640,431
Life Sciences Tools & Services – 1.4%
Agilent Technologies, Inc.	36,268	1,445,280
Machinery – 5.3%
Donaldson Co., Inc.	37,883	1,208,847
Lincoln Electric Holdings, Inc.	13,149	770,137
Timken Co.	26,091	873,788
Trinity Industries, Inc.	42,681	781,489
Valmont Industries, Inc.	4,974	615,980
Xylem, Inc.	27,301	1,116,611
		5,366,852
Marine – 0.6%
Kirby Corp.*	10,024	604,347
Media – 1.7%
Omnicom Group, Inc.	20,378	1,696,061
Metals & Mining – 2.1%
Compass Minerals International, Inc.	29,668	2,102,274
Multiline Retail – 1.4%
Dillard's, Inc. - Class A	6,709	569,661
Kohl's Corp.	18,056	841,590
		1,411,251
Multi-Utilities – 2.6%
Alliant Energy Corp.	35,281	2,620,673
Oil, Gas & Consumable Fuels – 4.5%
Anadarko Petroleum Corp.	17,679	823,311
Cimarex Energy Co.	16,284	1,583,945
HollyFrontier Corp.	13,652	482,189
Newfield Exploration Co.*	13,314	442,690
Noble Energy, Inc.	17,663	554,795
Pioneer Natural Resources Co.	4,531	637,693
		4,524,623
Professional Services – 0.4%
Robert Half International, Inc.	8,842	411,860
Real Estate Investment Trusts (REITs) – 13.0%
Alexandria Real Estate Equities, Inc.	13,851	1,258,917
AvalonBay Communities, Inc.	3,801	722,950
Equity Lifestyle Properties, Inc.	31,187	2,268,230
Extra Space Storage, Inc.	8,405	785,531
Healthcare Trust of America, Inc. - Class A	52,708	1,550,669
Host Hotels & Resorts, Inc.	53,026	885,534
Lamar Advertising Co. - Class A	15,345	943,717
LaSalle Hotel Properties	30,990	784,357
Post Properties, Inc.	30,363	1,813,886
Potlatch Corp.	31,568	994,392
Weyerhaeuser Co.	37,933	1,175,164
		13,183,347
Road & Rail – 1.9%
CSX Corp.	75,370	1,940,777
Semiconductor & Semiconductor Equipment – 1.9%
Analog Devices, Inc.	22,409	1,326,389
Microchip Technology, Inc.	12,974	625,347
		1,951,736
Software – 4.3%
Check Point Software Technologies, Ltd.*	29,306	2,563,396
Synopsys, Inc.*	37,631	1,822,846
		4,386,242
Textiles, Apparel & Luxury Goods – 1.0%
PVH Corp.	8,268	819,028
Wolverine World Wide, Inc.	12,176	224,282
		1,043,310
Trading Companies & Distributors – 0.7%
GATX Corp.	15,128	718,580
Total Common Stocks (cost $83,973,523)		95,243,528

Shares or Principal Amounts		Value
Repurchase Agreements – 5.9%
Undivided interest of 6.2% in a joint repurchase agreement (principal amount $96,500,000 with a maturity value of $96,500,724) with ING Financial Markets LLC, 0.2700%, dated 3/31/16, maturing 4/1/16 to be repurchased at $6,000,045 collateralized by $97,895,000 in U.S. Treasuries 0.8750% - 2.2500%, 6/15/17 - 11/15/25 with a value of $98,435,012 (cost $6,000,000)	$6,000,000	$6,000,000
Total Investments (total cost $89,973,523) – 99.8%		101,243,528
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		160,428
Net Assets – 100%		$101,403,956

Summary of Investments by Country - (Long Positions) (unaudited)

		% of Investment
Country	Value	Securities
United States	$98,680,132	97.5%
Israel	2,563,396	2.5

Total	$101,243,528	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2016.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 95,243,528	$ -	$ -
Repurchase Agreements	-	6,000,000	-
Total Assets	$ 95,243,528	$ 6,000,000	$ -

Significant Accounting Policies

Janus Aspen Perkins Mid Cap Value Portfolio (the “Portfolio”) is a series fund. The Portfolio is part of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2016 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 90,520,709	$14,691,723	$ (3,968,904)	$ 10,722,819

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: May 27, 2016

By: /s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series (Principal Accounting Officer and Principal Financial Officer)

Date: May 27, 2016

May 27, 2016

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505

RE: JANUS ASPEN SERIES N-Q Filing

Janus Aspen Balanced Portfolio

Janus Aspen Enterprise Portfolio

Janus Aspen Flexible Bond Portfolio

Janus Aspen Forty Portfolio

Janus Aspen Global Allocation Portfolio - Moderate

Janus Aspen Global Research Portfolio

Janus Aspen Global Technology Portfolio

Janus Aspen Global Unconstrained Bond Portfolio

Janus Aspen INTECH U.S. Low Volatility Portfolio

Janus Aspen Janus Portfolio

Janus Aspen Overseas Portfolio

Janus Aspen Perkins Mid Cap Value Portfolio

(collectively, the "Portfolios")
1933 Act File No. 033-63212
1940 Act File No. 811-07736

Dear Sir or Madam:

Pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, and Rule 30b1-5 thereunder, and Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended, the Portfolios’ complete portfolio holdings on Form N-Q, dated March 31, 2016, are hereby electronically transmitted.

If you have any questions regarding this filing, please call me at (303) 394-7624.

Sincerely,

/s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series (Principal Accounting Officer and Principal Financial Officer)